UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06495
                                                     ---------

       Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 626-795-7300
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                   Date of reporting period: November 30, 2007
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of the Flaherty & Crumrine Preferred Income Opportunity Fund ("PFO" or the "Fund"):

      During the second half of 2007, conditions in U.S. preferred securities markets deteriorated dramatically, resulting in significant negative performance for the Fund. While some companies in the Fund's portfolio have challenges to manage, we believe those companies and the Fund's other holdings will continue to deliver high current income to the Fund's shareholders. No one knows when the preferred and overall credit markets will stabilize, but eventually they will. The road to stabilization is likely to be bumpy for some time, so we will continue to navigate diligently with our disciplined, credit-focused investment strategy.

      Since yields rise when prices of fixed income securities fall, one of the silver linings in the current market environment is the Fund's income. During this period, we have been able to re-position a portion of the portfolio into higher-yielding investment-grade securities. Along with other factors, this allowed us to raise our dividend modestly, effective in August.

      The following table summarizes the Fund's performance in its most recent fiscal quarter and over longer time periods, compared with the average return of a group of closed-end funds that invest in other types of securities than preferred securities (as outlined in footnote (3) below):

--------------------------------------------------------------------------------

                        TOTAL RETURN ON NET ASSET VALUE(1)
                       FOR PERIODS ENDED NOVEMBER 30, 2007

                                           ACTUAL RETURNS           AVERAGE ANNUALIZED RETURNS
                                      ------------------------   --------------------------------

                                       THREE     SIX      ONE    THREE    FIVE    TEN    LIFE OF
                                      MONTHS   MONTHS    YEAR    YEARS   YEARS   YEARS    FUND(2)
                                      ------   ------   ------   -----   -----   -----   --------
Flaherty & Crumrine Preferred
Income Opportunity Fund ...........    -8.1%   -13.1%   -13.9%    0.5%    6.2%    5.7%     8.3%
Lipper Domestic Investment
Grade Funds(3).....................     2.2%     2.0%     3.9%    5.0%    6.1%    6.2%     6.9%

----------
(1) Based on monthly data provided by Lipper Inc. in each calendar month during the relevant period. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the methodology used elsewhere in this report.

(2)   Since inception on February 13, 1992.

(3) Includes all closed-end funds in Lipper's U.S. Government, U.S. Mortgage and Corporate Debt BBB Rated categories in each month during the period. Although the investment strategies used by the Fund differ significantly from the strategies used by these other fixed-income funds, the Fund seeks to accomplish a similar objective.

--------------------------------------------------------------------------------

      As the table reflects, the Fund's relative performance over all time periods was dramatically impacted by the last six months of the fiscal year. Since July 2007, U.S. markets have suffered from a severe credit crunch. Sparked by the problems in the subprime mortgage market, the credit crunch expanded into a complete re-evaluation by investors and lenders of prices associated with the extension of credit and liquidity, in other words, the "risk premium." Rationally or irrationally, lenders and investors became afraid of the greater risk that their borrowers might default, and demanded significantly higher risk premiums for making loans or owning preferred or debt securities. Many investors fled to the safest credit instrument they knew - U.S. Treasury securities.

      Widening risk premiums played out in a number of market sectors. For consumers, mortgage rates jumped significantly in the first few months of the crunch and banks tightened lending standards. For institutions, credit fears became so widespread that banks even worried about lending to other banks; the cost of interbank borrowing surged. For the Fund, leverage became more expensive and yields on preferred securities increased dramatically, driving down the value of the Fund's portfolio.

      In some asset classes, lenders and investors simply retreated from extending credit to borrowers at any risk premium. Left unchecked, this credit contraction could have had severe negative repercussions on both asset values and the economy. In response, the Federal Reserve cut the fed funds rate by one percentage point and the discount rate by one and a half percentage points, with the likelihood of further cuts to come. In addition, the Fed and other major global central banks flooded markets with liquidity through repurchase operations. Preferred securities and other credit-market instruments, which were falling sharply in price prior to the Fed's actions, have since stabilized somewhat. Although we cannot say that prices of credit-market instruments have reached a bottom, the Fed's actions have clearly helped provide liquidity to the market. In the discussion topics that follow this letter, we write further about our thoughts on the future of the current credit crunch, the outlook for the U.S. economy and the possible response by the Fed. It's likely that the behavior of the preferred securities market these past months will one day be the subject of business school dissertations. From our vantage point, we'd observe that the market was impacted by, among other things, issues of liquidity, a flood of supply from financial issuers desperate to replenish their capital and concerns over the creditworthiness of the financial institutions that constitute a large part of the preferred securities market.

      Early on, losses by investors in mortgage securities prompted liquidation of their holdings in preferred securities to meet their funding needs. Too many willing sellers, and too few buyers, then had an adverse impact on valuations throughout the secondary preferred securities market. Subsequently, companies directly impacted by credit-related losses - especially banks, broker-dealers and the government-sponsored housing lenders, Fannie Mae and Freddie Mac - turned largely to the preferred market to raise much-needed capital to offset their losses. The pricing of these new issues came at substantial discounts to outstanding preferred securities, which further drove down prices in the secondary preferred market (including for preferred securities of non-financial companies).

      Although many types of companies have experienced some strain from the current credit crunch, those most affected include banks, financial services companies and broker-dealers - the industries with direct and indirect exposures to problems in the housing market. Preferred securities issued by these types of companies have consequently suffered the greatest declines in value. In the more detailed discussion that follows this letter, we talk about credit fundamentals of the financial services companies we own. In short, we believe that current market values of most securities we own are more reflective of the credit crunch and associated fears and illiquidity than the overall creditworthiness of these issuers. Consequently, we remain cautiously optimistic that a more normal market will bring about positive returns for our preferred-securities investments this year. On a longer-term horizon, we are all but certain of it.

      Following this letter is discussion on a variety of subjects, including: an attribution of total returns on net asset value; the Fund's market price performance; the economy and our views on monetary policy; credit fundamentals of financial services companies; and tax treatment of the Fund's dividends. The Questions and Answers on the Fund's website at WWW.PREFERREDINCOME.COM have additional comments on a number of topics that may interest you. We believe an informed shareholder can be one of the strongest assets of any company, and we encourage you to read the remainder of this report and explore the website for a wide range of additional information about your Fund.

      Sincerely,

      /s/ Donald F. Crumrine               /s/ Robert M. Ettinger

      Donald F. Crumrine                   Robert M. Ettinger
      Chairman of the Board                President

      January 18, 2008

                                DISCUSSION TOPICS

THE FUND'S PREFERRED SECURITIES PORTFOLIO AND COMPONENTS OF TOTAL RETURN ON NAV

      The preferred securities market has suffered one of its worst years in modern U.S. financial history. While no index comprehensively reflects the investment universe for the Fund, Merrill Lynch publishes three different indices which attempt to measure performance of some sectors of the investment-grade preferred securities market: the Merrill Lynch 8% Capped DRD Preferred Stock Index (which includes traditional tax-advantaged preferred stocks); the Merrill Lynch Hybrid Preferred Securities Index (which includes fully-taxable, exchange-traded preferred securities) and the Merrill Lynch
Adjustable Preferred Stock, 7% Constrained Index (which includes both tax-advantaged and taxable preferred securities with adjustable dividends). Set forth below are the six month and twelve month total returns of these indices:

          TOTAL RETURNS OF MERRILL LYNCH PREFERRED SECURITIES INDICES*
                       FOR PERIODS ENDED NOVEMBER 30, 2007

-----------------------------------------------------------------------------------------------
                                                                          SIX MONTHS   ONE YEAR
-----------------------------------------------------------------------------------------------
Merrill Lynch 8% Capped DRD Preferred Stock Index(SM) .................      (8.7)%      (6.9)%
Merrill Lynch Hybrid Preferred Securities Index(SM) ...................      (9.2)%      (7.8)%
Merrill Lynch Adjustable Preferred Stock, 7% Constrained Index(SM) ....     (15.6)%     (13.7)%

* The Merrill Lynch 8% Capped DRD Preferred Stock Index(SM) includes investment grade preferred securities issued by both corporations and government agencies that qualify for the corporate dividends received deduction with issuer concentration capped at a maximum of 8%. The Merrill Lynch Hybrid Preferred Securities Index(SM) includes taxable, fixed-rate, U.S. dollar-denominated investment-grade, preferred securities listed on a U.S. exchange. The Merrill Lynch Adjustable Preferred Stock, 7% Constrained Index(SM) includes adjustable rate preferred securities issued by US corporations and government agencies with issuer concentration capped at a maximum of 7%. All index returns include interest and dividend income and, unlike the Fund's returns on net asset value, are unmanaged and do not reflect any expenses.

      While we realize it's only small consolation, as set forth in the table below, the Fund's total return on its securities portfolio was better than these indices. Unfortunately, as one might expect, the Fund's strategy of using leverage amplified its negative returns and, coupled with its expenses and hedging strategy, caused the NAV of the Fund to perform worse than two of the indices.

      The table below reflects the performance of each investment tool used by the Fund to achieve its objective, namely: (a) investing in a portfolio of securities; (b) hedging that portfolio of securities against significant increases in long-term interest rates; and (c) issuing an auction-rate preferred stock to leverage and enhance returns to Common Stock shareholders. The table then adjusts for the impact of the Fund's expenses to arrive at a total return on NAV (which factors in all of these items).

                     COMPONENTS OF PFO'S TOTAL RETURN ON NAV
                       FOR PERIODS ENDED NOVEMBER 30, 2007

-----------------------------------------------------------------------------------------------
                                                                          SIX MONTHS   ONE YEAR
-----------------------------------------------------------------------------------------------
Total Return on Unleveraged Securities Portfolio
(including principal and income) ......................................      (6.8)%      (6.1)%
Return from Interest Rate Hedging Strategy ............................      (0.6)%      (0.8)%
Impact of Leverage ....................................................      (4.9)%      (5.4)%
Expenses ..............................................................      (0.8)%      (1.6)%
-----------------------------------------------------------------------------------------------
                                                    Total Return on NAV     (13.1)%     (13.9)%

MARKET TOTAL RETURN

      While our focus is primarily on managing the Fund's portfolio, an investor's actual return is comprised of monthly dividend payments plus changes in the Fund's market price. For the year ended November 30, 2007, the total return on MARKET VALUE for the Fund's common shares was -11.3%. During the fourth quarter alone, total return on MARKET VALUE was -4.6%.

      We've often said that in a perfect world, market prices would closely track net asset values; however, as seen in the chart below, in the real world deviations can be large. Over the past year, shareholders saw some significant deterioration in the relationship between net asset value and market price.

           FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND (PFO)
            PREMIUM/DISCOUNT OF MARKET PRICE TO NAV THROUGH 12/31/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

      Date         Mkt Price         NAV        Prem/Disc
    1/4/2008         10.09          9.93          0.0161
   12/28/2007         9.55          9.58         -0.0031
   12/21/2007         9.22          9.56         -0.0356
   12/14/2007         9.24          9.66         -0.0435
   12/7/2007          9.9           10.01        -0.0110
   11/30/2007         10.3          10.14         0.0158
   11/23/2007        10.19          10.02         0.0170
   11/16/2007         10.2          10.35        -0.0145
   11/9/2007         10.04          10.55        -0.0483
   11/2/2007         10.61          11.05        -0.0398
   10/26/2007        11.15          11.24        -0.0080
   10/19/2007        10.72          11.41        -0.0605
   10/12/2007        11.15          11.34        -0.0168
   10/5/2007         11.35          11.24         0.0098
   9/28/2007         11.39          11.26         0.0115
   9/21/2007         11.15          11.16        -0.0009
   9/14/2007         10.68          11.05        -0.0335
    9/7/2007         10.84          11.31        -0.0416
   8/31/2007           11           11.24        -0.0214
   8/24/2007         10.74          11.17        -0.0385
   8/17/2007          9.9           11.05        -0.1041
   8/10/2007          11.1          11.33        -0.0203
    8/3/2007         11.32          11.47        -0.0131
   7/27/2007         11.37          11.53        -0.0139
   7/20/2007         11.72          11.83        -0.0093
   7/13/2007         11.41          11.93        -0.0436
    7/6/2007         11.56          11.92        -0.0302
   6/29/2007           12           11.97         0.0025
   6/22/2007         11.68          11.98        -0.0250
   6/15/2007         11.71           12          -0.0242
    6/8/2007         11.74          11.98        -0.0200
    6/1/2007         12.16          12.07         0.0075
   5/25/2007         12.26          12.07         0.0157
   5/18/2007         12.39          12.19         0.0164
   5/11/2007         12.42          12.31         0.0089
    5/4/2007         12.62          12.33         0.0235
   4/27/2007         12.68          12.23         0.0368
   4/20/2007         12.29          12.26         0.0024
   4/13/2007         12.43          12.25         0.0147
    4/5/2007         12.76          12.31         0.0366
   3/30/2007         12.66          12.32         0.0276
   3/23/2007          12.5          12.39         0.0089
   3/16/2007          12.5          12.56        -0.0048
    3/9/2007         12.63          12.55         0.0064
    3/2/2007          12.6          12.68        -0.0063
   2/23/2007         12.43          12.5         -0.0056
   2/16/2007         12.47          12.53        -0.0048
    2/9/2007         12.45          12.35         0.0081
    2/2/2007         12.39          12.43        -0.0032
   1/26/2007         12.45          12.35         0.0081
   1/19/2007         12.54          12.43         0.0088
   1/12/2007        12.4555         12.4          0.0045
    1/5/2007         12.45          12.48        -0.0024
   12/29/2006        12.36          12.39        -0.0024
   12/22/2006        12.15          12.4         -0.0202
   12/15/2006        12.52          12.47         0.0040
   12/8/2006         12.54          12.53         0.0008
   12/1/2006         12.42          12.63        -0.0166
   11/24/2006         12.4          12.48        -0.0064
   11/17/2006        12.45          12.5         -0.0040
   11/10/2006        11.96          12.46        -0.0401
   11/3/2006         12.04          12.34        -0.0243
   10/27/2006        11.99          12.37        -0.0307
   10/20/2006        11.89          12.2         -0.0254
   10/13/2006        11.96          12.16        -0.0164
   10/6/2006         12.12          12.23        -0.0090
   9/29/2006         11.85          12.29        -0.0358
   9/22/2006         11.97          12.28        -0.0252
   9/15/2006         11.95          12.16        -0.0173
    9/8/2006          11.9          12.15        -0.0206
    9/1/2006         12.06          12.18        -0.0099
   8/25/2006         11.76          12.06        -0.0249
   8/18/2006          11.8          12.1         -0.0248
   8/11/2006          12.2          11.9          0.0252
    8/4/2006         11.95          11.98        -0.0025
   7/28/2006         11.42          11.95        -0.0444
   7/21/2006         11.39          11.96        -0.0477
   7/14/2006         11.29          11.99        -0.0584
    7/7/2006         10.96          11.89        -0.0782
   6/30/2006          11.1          11.86        -0.0641
   6/23/2006         10.91          11.84        -0.0785
   6/16/2006         10.82          11.94        -0.0938
    6/9/2006         10.91          12.06        -0.0954
    6/2/2006          11.1          12.06        -0.0796
   5/26/2006         10.98          12.02        -0.0865
   5/19/2006        10.8199         12.14        -0.1087
   5/12/2006         10.92          12.08        -0.0960
    5/5/2006         11.09          12.11        -0.0842
   4/28/2006         11.22          12.11        -0.0735
   4/21/2006         11.18          12.15        -0.0798
   4/14/2006          11.2          12.23        -0.0842
    4/7/2006         11.48          12.22        -0.0606
   3/31/2006         11.46          12.25        -0.0645
   3/24/2006         11.58          12.31        -0.0593
   3/17/2006          11.8          12.36        -0.0453
   3/10/2006         11.56          12.33        -0.0624
    3/3/2006         12.53          12.29         0.0195
   2/24/2006         12.52          12.34         0.0146
   2/17/2006          12.5          12.32         0.0146
   2/10/2006         12.55          12.38         0.0137
    2/3/2006         12.72          12.35         0.0300
   1/27/2006         12.54          12.21         0.0270
   1/20/2006         12.69          12.28         0.0334
   1/13/2006         12.56          12.34         0.0178
    1/6/2006          11.7          12.26        -0.0457
   12/30/2005        11.09          12.24        -0.0940
   12/23/2005        11.35          12.25        -0.0735
   12/16/2005        11.22          12.19        -0.0796
   12/9/2005         11.45          12.13        -0.0561
   12/2/2005         11.85          12.13        -0.0231
   11/25/2005        11.76          12.13        -0.0305
   11/18/2005        11.92          12.19        -0.0221
   11/11/2005        11.75          12.19        -0.0361
   11/4/2005         11.598         12.12        -0.0431
   10/28/2005        11.65          12.1         -0.0372
   10/21/2005        11.97          12.17        -0.0164
   10/14/2005        12.12          12.19        -0.0057
   10/7/2005         12.53          12.28         0.0204
   9/30/2005         12.95          12.28         0.0546
   9/23/2005           13           12.33         0.0543
   9/16/2005         13.468         12.34         0.0914
    9/9/2005         13.72          12.48         0.0994
    9/2/2005         13.55          12.61         0.0745
   8/26/2005          13.4          12.54         0.0686
   8/19/2005         13.34          12.56         0.0621
   8/12/2005         12.97          12.54         0.0343
    8/5/2005          13.3          12.38         0.0743
   7/29/2005         13.25          12.42         0.0668
   7/22/2005           13           12.39         0.0492
   7/15/2005          13.2          12.43         0.0619
    7/8/2005          12.9          12.47         0.0345
    7/1/2005         12.81          12.55         0.0207
   6/24/2005         12.77          12.74         0.0024
   6/17/2005         12.25          12.65        -0.0316
   6/10/2005         13.07          12.74         0.0259
    6/3/2005         13.14          12.83         0.0242
   5/27/2005         12.95          12.69         0.0205
   5/20/2005         12.95          12.68         0.0213
   5/13/2005         12.67          12.73        -0.0047
    5/6/2005         12.66          12.64         0.0016
   4/29/2005          12.5          12.75        -0.0196
   4/22/2005         12.14          12.74        -0.0471
   4/15/2005          12.3          12.76        -0.0361
    4/8/2005         12.42          12.65        -0.0182
    4/1/2005         12.36          12.7         -0.0268
   3/25/2005         11.95          12.53        -0.0463
   3/18/2005         12.36          12.68        -0.0252
   3/11/2005         12.69          12.69         0.0000
    3/4/2005         13.44          12.84         0.0467
   2/25/2005         13.75          12.79         0.0751
   2/18/2005          13.9          12.78         0.0876
   2/11/2005          13.8          12.91         0.0689
    2/4/2005         13.73          12.91         0.0635
   1/28/2005         13.62          12.75         0.0682
   1/21/2005         13.66          12.76         0.0705
   1/14/2005         13.62          12.72         0.0708
    1/7/2005         13.59          12.54         0.0837
   12/31/2004         13.5          12.58         0.0731
   12/24/2004        13.65          12.46         0.0955
   12/17/2004         13.4          12.59         0.0643
   12/10/2004        13.15          12.59         0.0445
   12/3/2004         13.16          12.45         0.0570
   11/26/2004        13.72          12.4          0.1065
   11/19/2004        13.79          12.39         0.1130
   11/12/2004        13.79          12.41         0.1112
   11/5/2004         13.82          12.41         0.1136
   10/29/2004        13.56          12.48         0.0865
   10/22/2004        13.68          12.5          0.0944
   10/15/2004        13.74          12.54         0.0957
   10/8/2004         13.54          12.47         0.0858
   10/1/2004         13.62          12.42         0.0966
   9/24/2004         13.63          12.57         0.0843
   9/17/2004         13.97          12.46         0.1212
   9/10/2004         13.89          12.33         0.1265
    9/3/2004         13.706         12.2          0.1234
   8/27/2004          13.7          12.23         0.1202
   8/20/2004         13.38          12.21         0.0958
   8/13/2004         13.26          12.28         0.0798
    8/6/2004          13.3          12.22         0.0884
   7/30/2004         12.68          12.11         0.0471
   7/23/2004         12.82          12.09         0.0604
   7/16/2004         12.93          12.23         0.0572
    7/9/2004         12.79          12.14         0.0535
    7/2/2004         12.77          12.16         0.0502
   6/25/2004         12.74          12.13         0.0503
   6/18/2004          12.8          12.23         0.0466
   6/11/2004         12.85          12.19         0.0541
    6/4/2004         13.05          12.24         0.0662
   5/28/2004         13.250        12.260         0.0808
   5/21/2004         13.200        12.220         0.0802
   5/14/2004         12.990        12.330         0.0535
    5/7/2004         12.550        12.480         0.0056
   4/30/2004         12.970        12.680         0.0229
   4/23/2004         12.890        12.670         0.0174
   4/16/2004         13.840        12.800         0.0812
    4/9/2004         13.590        12.850         0.0576
    4/2/2004         14.300        12.850         0.1128
   3/26/2004         15.050        12.940         0.1631
   3/19/2004         15.100        13.110         0.1518
   3/12/2004         14.890        13.110         0.1358
    3/5/2004         14.670        13.040         0.1250
   2/27/2004         14.570        13.010         0.1199
   2/20/2004         14.950        12.890         0.1598
   2/13/2004         14.780        12.960         0.1404
    2/6/2004         14.750        12.910         0.1425
   1/30/2004         14.800        12.890         0.1482
   1/23/2004         14.550        12.870         0.1305
   1/16/2004         14.450        12.930         0.1176
    1/9/2004         14.430        12.810         0.1265
    1/2/2004         14.180        12.560         0.1290
   12/26/2003        14.110        12.730         0.1084
   12/19/2003        14.170        12.830         0.1044
   12/12/2003        13.650        12.620         0.0816
   12/5/2003         13.800        12.690         0.0875
   11/28/2003        13.510        12.590         0.0731
   11/21/2003        13.640        12.700         0.0740
   11/14/2003        13.200        12.710         0.0386
   11/7/2003         13.080        12.550         0.0422
   10/31/2003        13.040        12.680         0.0284
   10/24/2003        12.740        12.620         0.0095
   10/17/2003        12.270        12.590        -0.0254
   10/10/2003        12.320        12.580        -0.0207
   10/3/2003         12.350        12.620        -0.0214
   9/26/2003         12.280        12.720        -0.0346
   9/19/2003         12.320        12.610        -0.0230
   9/12/2003         12.360        12.500        -0.0112
    9/5/2003         12.440        12.430         0.0008
   8/29/2003         12.400        12.440        -0.0032
   8/22/2003         12.420        12.410         0.0008
   8/15/2003         12.100        12.470        -0.0297
    8/8/2003         12.160        12.430        -0.0217
    8/1/2003         12.030        12.470        -0.0353
   7/25/2003         12.170        12.230        -0.0049
   7/18/2003         12.280        12.410        -0.0105
   7/11/2003         12.150        12.460        -0.0249
    7/4/2003         12.860        12.490         0.0296
   6/27/2003         12.700        12.520         0.0144
   6/20/2003         12.700        12.660         0.0032
   6/13/2003         12.650        12.760        -0.0086
    6/6/2003         12.500        12.530        -0.0024
   5/30/2003         12.940        12.340         0.0486
   5/23/2003         12.620        12.440         0.0145
   5/16/2003         12.510        12.110         0.0330
    5/9/2003         12.600        11.940         0.0553
    5/2/2003         12.890        11.730         0.0989
   4/25/2003         13.050        11.640         0.1211
   4/18/2003         13.320        11.620         0.1463
   4/11/2003         13.210        11.510         0.1477
    4/4/2003         12.920        11.510         0.1225
   3/28/2003         12.710        11.520         0.1033
   3/21/2003         12.390        11.370         0.0897
   3/14/2003         13.300        11.480         0.1585
    3/7/2003         12.980        11.530         0.1258
   2/28/2003         12.570        11.460         0.0969
   2/21/2003         12.620        11.320         0.1148
   2/14/2003         12.450        11.360         0.0960
    2/7/2003         12.620        11.490         0.0983
   1/31/2003         12.650        11.460         0.1038
   1/24/2003         12.430        11.440         0.0865
   1/17/2003         12.700        11.450         0.1092
   1/10/2003         12.340        11.290         0.0930
    1/3/2003         12.290        10.670         0.1518
   12/27/2002        12.390        10.720         0.1558
   12/20/2002        12.180        10.800         0.1278
   12/13/2002        12.050        10.870         0.1086
   12/6/2002         11.850        10.800         0.0972
   11/29/2002        11.720        10.780         0.0872
   11/22/2002        11.310        10.660         0.0610
   11/15/2002        11.400        10.690         0.0664
   11/8/2002         11.450        10.680         0.0721
   11/1/2002         11.420        10.640         0.0733
   10/25/2002        11.300        10.520         0.0741
   10/18/2002        11.150        10.600         0.0519
   10/11/2002        12.400        10.850         0.1429
   10/4/2002         12.400        11.130         0.1141
   9/27/2002         12.500        11.320         0.1042
   9/20/2002         12.400        11.280         0.0993
   9/13/2002         12.500        11.400         0.0965
    9/6/2002         12.520        11.380         0.1002
   8/30/2002         12.550        11.330         0.1077
   8/23/2002         12.640        11.280         0.1206
   8/16/2002         12.550        11.210         0.1195
    8/9/2002         12.300        11.180         0.1002
    8/2/2002         12.600        11.080         0.1372
   7/26/2002         12.700        11.120         0.1421
   7/19/2002         12.420        11.320         0.0972
   7/12/2002         12.210        11.420         0.0692
    7/5/2002         12.530        11.150         0.1238
   6/28/2002         12.190        11.150         0.0933
   6/21/2002         12.150        11.310         0.0743
   6/14/2002         12.100        11.340         0.0670
    6/7/2002         11.980        11.060         0.0832
   5/31/2002         11.950        11.100         0.0766
   5/24/2002         11.800        10.970         0.0757
   5/17/2002         11.890        10.950         0.0858
   5/10/2002         11.750        11.090         0.0595
    5/3/2002         12.150        11.210         0.0839
   4/26/2002         11.800        11.210         0.0526
   4/19/2002         11.620        11.180         0.0394
   4/12/2002         11.710        11.250         0.0409
    4/5/2002         11.550        11.270         0.0248
   3/29/2002         11.690        11.240         0.0400
   3/22/2002         11.650        11.220         0.0383
   3/15/2002         11.600        11.260         0.0302
    3/8/2002         11.420        11.280         0.0124
    3/1/2002         11.930        11.260         0.0595
   2/22/2002         12.000        11.340         0.0582
   2/15/2002         11.900        11.380         0.0457
    2/8/2002         12.050        11.360         0.0607
    2/1/2002         12.000        11.490         0.0444
   1/25/2002         12.150        11.380         0.0677
   1/18/2002         11.890        11.580         0.0268
   1/11/2002         11.900        11.580         0.0276
    1/4/2002         11.800        11.460         0.0297
   12/28/2001        11.750        11.420         0.0289
   12/21/2001        11.680        11.440         0.0210
   12/14/2001        11.230        11.460        -0.0201
   12/7/2001         11.450        11.460        -0.0009
   11/30/2001        11.270        11.600        -0.0284
   11/23/2001        11.850        11.500         0.0304
   11/16/2001        11.850        11.550         0.0260
   11/9/2001         11.740        11.820        -0.0068
   11/2/2001         11.700        11.680         0.0017
   10/26/2001        11.420        11.580        -0.0138
   10/19/2001        11.320        11.540        -0.0191
   10/12/2001        11.300        11.430        -0.0114
   10/5/2001         11.060        11.560        -0.0433
   9/28/2001         10.880        11.350        -0.0414
   9/21/2001         11.050        11.050         0.0000
   9/14/2001         11.200        11.610        -0.0353
    9/7/2001         11.200        11.610        -0.0353
   8/31/2001         10.900        11.600        -0.0603
   8/24/2001         11.100        11.520        -0.0365
   8/17/2001         11.100        11.610        -0.0439
   8/10/2001         10.810        11.460        -0.0567
    8/3/2001         11.390        11.350         0.0035
   7/27/2001         11.650        11.380         0.0237
   7/20/2001         11.050        11.350        -0.0264
   7/13/2001         11.140        11.250        -0.0098
    7/6/2001         10.750        11.090        -0.0307
   6/29/2001         10.670        11.090        -0.0379
   6/22/2001         10.530        11.230        -0.0623
   6/15/2001         10.440        11.170        -0.0654
    6/8/2001         10.700        11.060        -0.0325
    6/1/2001         10.650        11.030        -0.0345
   5/25/2001         10.730        10.850        -0.0111
   5/18/2001         10.730        10.980        -0.0228
   5/11/2001         10.850        10.810         0.0037
    5/4/2001         10.770        11.010        -0.0218
   4/27/2001         10.500        10.800        -0.0278
   4/20/2001         10.980        10.720         0.0243
   4/13/2001         10.900        10.850         0.0046
    4/6/2001         11.200        10.980         0.0200
   3/30/2001         10.840        10.960        -0.0109
   3/23/2001         10.700        11.100        -0.0360
   3/16/2001         10.750        11.190        -0.0393
    3/9/2001         10.700        11.100        -0.0360
    3/2/2001         10.880        11.000        -0.0109
   2/23/2001         10.600        10.880        -0.0257
   2/16/2001         10.680        10.880        -0.0184
    2/9/2001         10.600        10.980        -0.0346
    2/2/2001         10.400        10.980        -0.0528
   1/26/2001         10.875        10.670         0.0192
   1/19/2001         10.688        10.770        -0.0077
   1/12/2001         10.438        10.650        -0.0200
    1/5/2001         10.375        10.820        -0.0411
   12/29/2000        10.375        10.670        -0.0276
   12/22/2000        10.000        10.720        -0.0672
   12/15/2000        9.750         10.730        -0.0913
   12/8/2000         9.625         10.580        -0.0903
   12/1/2000         9.625         10.610        -0.0928
   11/24/2000        9.625         10.620        -0.0937
   11/17/2000        9.563         10.580        -0.0962
   11/10/2000        9.688         10.470        -0.0747
   11/3/2000         9.688         10.460        -0.0739
   10/27/2000        9.813         10.580        -0.0725
   10/20/2000        9.688         10.640        -0.0895
   10/13/2000        9.688         10.670        -0.0921
   10/6/2000         9.750         10.710        -0.0896
   9/29/2000         9.500         10.740        -0.1155
   9/22/2000         9.375         10.640        -0.1189
   9/15/2000         9.750         10.640        -0.0836
    9/8/2000         9.563         10.760        -0.1113
    9/1/2000         9.563         10.750        -0.1105
   8/25/2000         9.563         10.680        -0.1046
   8/18/2000         9.563         10.680        -0.1046
   8/11/2000         9.750         10.690        -0.0879
    8/4/2000         9.688         10.660        -0.0912
   7/28/2000         9.563         10.540        -0.0927
   7/21/2000         9.500         10.520        -0.0970
   7/14/2000         9.563         10.500        -0.0893
    7/7/2000         9.500         10.450        -0.0909
   6/30/2000         9.563         10.440        -0.0841
   6/23/2000         9.438         10.230        -0.0775
   6/16/2000         9.438         10.420        -0.0943
    6/9/2000         9.250         10.320        -0.1037
    6/2/2000         9.250         10.170        -0.0905
   5/26/2000         9.250         10.010        -0.0759
   5/19/2000         9.313         10.050        -0.0734
   5/12/2000         9.500         10.070        -0.0566
    5/5/2000         9.750         10.140        -0.0385
   4/28/2000         9.688         10.350        -0.0640
   4/21/2000         9.625         10.440        -0.0781
   4/14/2000         9.625         10.570        -0.0894
    4/7/2000         9.625         10.750        -0.1047
   3/31/2000         9.313         10.780        -0.1361
   3/24/2000         9.313         10.670        -0.1272
   3/17/2000         9.500         10.620        -0.1055
   3/10/2000         9.563         10.460        -0.0858
    3/3/2000         9.500         10.580        -0.1021
   2/25/2000         9.563         10.580        -0.0962
   2/18/2000         9.500         10.600        -0.1038
   2/11/2000         9.750         10.650        -0.0845
    2/4/2000         9.813         10.810        -0.0923
   1/28/2000         9.625         10.750        -0.1047
   1/21/2000         9.625         10.690        -0.0996
   1/14/2000         10.375        10.790        -0.0385
    1/7/2000         10.750        10.780        -0.0028
   12/31/1999        10.438        10.820        -0.0354
   12/24/1999        9.500         10.810        -0.1212
   12/17/1999        10.125        11.400        -0.1118
   12/10/1999        10.563        11.490        -0.0807
   12/3/1999         10.375        11.490        -0.0970
   11/26/1999        10.438        11.570        -0.0979
   11/19/1999        10.688        11.650        -0.0826
   11/12/1999        10.375        11.860        -0.1252
   11/5/1999         10.438        11.850        -0.1192
   10/29/1999        10.313        11.750        -0.1223
   10/22/1999        10.250        11.720        -0.1254
   10/15/1999        10.313        11.760        -0.1231
   10/8/1999         10.813        11.830        -0.0860
   10/1/1999         10.938        11.850        -0.0770
   9/24/1999         11.375        11.850        -0.0401
   9/17/1999         11.125        11.940        -0.0683
   9/10/1999         10.875        12.000        -0.0938
    9/3/1999         10.750        12.020        -0.1057
   8/27/1999         11.625        12.040        -0.0345
   8/20/1999         11.000        12.040        -0.0864
   8/13/1999         11.000        11.930        -0.0780
    8/6/1999         11.500        12.060        -0.0464
   7/30/1999         11.125        12.130        -0.0829
   7/23/1999         11.500        12.180        -0.0558
   7/16/1999         11.438        12.380        -0.0761
    7/9/1999         11.750        12.410        -0.0532
    7/2/1999         11.750        12.410        -0.0532
   6/25/1999         11.625        12.370        -0.0602
   6/18/1999         11.438        12.480        -0.0835
   6/11/1999         11.813        12.510        -0.0558
    6/4/1999         11.250        12.510        -0.1007
   5/28/1999         11.188        12.560        -0.1093
   5/21/1999         11.000        12.580        -0.1256
   5/14/1999         11.000        12.610        -0.1277
    5/7/1999         11.313        12.590        -0.1015
   4/30/1999         11.188        12.650        -0.1156
   4/23/1999         11.438        12.610        -0.0930
   4/16/1999         11.625        12.610        -0.0781
    4/9/1999         11.375        12.680        -0.1029
    4/2/1999         11.688        12.600        -0.0724
   3/26/1999         11.563        12.690        -0.0888
   3/19/1999         11.438        12.740        -0.1022
   3/12/1999         11.875        12.700        -0.0650
    3/5/1999         11.625        12.700        -0.0846
   2/26/1999         11.313        12.680        -0.1078
   2/19/1999         11.438        12.620        -0.0937
   2/12/1999         11.500        12.620        -0.0887
    2/5/1999         11.813        12.580        -0.0610
   1/29/1999         11.813        12.670        -0.0677
   1/22/1999         11.875        12.670        -0.0627
   1/15/1999         12.250        12.750        -0.0392
    1/8/1999         12.313        12.690        -0.0297
    1/1/1999         12.500        12.750        -0.0196
   12/25/1998        12.375        12.540        -0.0132
   12/18/1998        12.813        13.540        -0.0537
   12/11/1998        13.000        13.490        -0.0363
   12/4/1998         13.000        13.560        -0.0413
   11/27/1998        12.750        13.390        -0.0478
   11/20/1998        12.438        13.290        -0.0641
   11/13/1998        12.813        13.460        -0.0481
   11/6/1998         12.688        13.210        -0.0396
   10/30/1998        12.500        13.320        -0.0616
   10/23/1998        12.750        13.290        -0.0406
   10/16/1998        12.750        13.400        -0.0485
   10/9/1998         12.375        13.370        -0.0744
   10/2/1998         12.875        13.630        -0.0554
   9/25/1998         12.938        13.480        -0.0402
   9/18/1998         13.000        13.530        -0.0392
   9/11/1998         12.938        13.600        -0.0487
    9/4/1998         12.750        13.590        -0.0618
   8/28/1998         12.875        13.610        -0.0540
   8/21/1998         12.375        13.680        -0.0954
   8/14/1998         12.563        13.750        -0.0864
    8/7/1998         13.063        13.710        -0.0472
   7/31/1998         12.875        13.590        -0.0526
   7/24/1998         13.063        13.700        -0.0465
   7/17/1998         12.938        13.710        -0.0563
   7/10/1998         13.063        13.840        -0.0562
    7/3/1998         13.063        13.860        -0.0575
   6/26/1998         13.000        13.830        -0.0600
   6/19/1998         13.000        13.790        -0.0573
   6/12/1998         13.000        13.870        -0.0627
    6/5/1998         12.875        13.760        -0.0643
   5/29/1998         12.813        13.700        -0.0648
   5/22/1998         12.688        13.590        -0.0664
   5/15/1998         12.625        13.600        -0.0717
    5/8/1998         12.875        13.610        -0.0540
    5/1/1998         12.750        13.590        -0.0618
   4/24/1998         12.500        13.540        -0.0768
   4/17/1998         12.813        13.660        -0.0620
   4/10/1998         12.938        13.630        -0.0508
    4/3/1998         12.813        13.750        -0.0682
   3/27/1998         12.813        13.600        -0.0579
   3/20/1998         12.938        13.600        -0.0487
   3/13/1998         12.875        13.650        -0.0568
    3/6/1998         12.938        13.580        -0.0473
   2/27/1998         12.875        13.520        -0.0477
   2/20/1998         12.875        13.490        -0.0456
   2/13/1998         12.750        13.570        -0.0604
    2/6/1998         12.813        13.530        -0.0530
   1/30/1998         12.875        13.520        -0.0477
   1/23/1998         12.625        13.460        -0.0620
   1/16/1998         13.250        13.500        -0.0185
    1/9/1998         13.313        13.580        -0.0197
    1/2/1998         13.250        13.480        -0.0171
   12/26/1997        12.875        13.490        -0.0456
   12/19/1997        12.813        13.700        -0.0648
   12/12/1997        12.750        13.640        -0.0652
   12/5/1997         13.000        13.550        -0.0406
   11/28/1997        12.875        13.530        -0.0484
   11/21/1997        12.563        13.490        -0.0688
   11/14/1997        13.000        13.510        -0.0377
   11/7/1997         12.875        13.470        -0.0442
   10/31/1997        12.875        13.520        -0.0477
   10/24/1997        12.688        13.460        -0.0574
   10/17/1997        12.750        13.430        -0.0506
   10/10/1997        12.750        13.410        -0.0492
   10/3/1997         13.125        13.520        -0.0292
   9/26/1997         12.750        13.410        -0.0492
   9/19/1997         12.625        13.370        -0.0557
   9/12/1997         12.438        13.310        -0.0656
    9/5/1997         12.500        13.270        -0.0580
   8/29/1997         12.625        13.250        -0.0472
   8/22/1997         12.188        13.200        -0.0767
   8/15/1997         12.313        13.260        -0.0715
    8/8/1997         12.313        13.240        -0.0701
    8/1/1997         12.938        13.300        -0.0273
   7/25/1997         12.500        13.340        -0.0630
   7/18/1997         12.625        13.270        -0.0486
   7/11/1997         12.438        13.210        -0.0585
    7/4/1997         12.438        13.090        -0.0498
   6/27/1997         12.438        12.980        -0.0418
   6/20/1997         12.375        12.990        -0.0473
   6/13/1997         12.500        13.000        -0.0385
    6/6/1997         12.125        12.920        -0.0615
   5/30/1997         12.375        12.840        -0.0362
   5/23/1997         12.000        12.730        -0.0573
   5/16/1997         12.000        12.830        -0.0647
    5/9/1997         12.125        12.790        -0.0520
    5/2/1997         11.875        12.730        -0.0672
   4/25/1997         11.750        12.700        -0.0748
   4/18/1997         11.750        12.780        -0.0806
   4/11/1997         11.500        12.740        -0.0973
    4/4/1997         12.000        12.730        -0.0573
   3/28/1997         11.875        12.790        -0.0715
   3/21/1997         11.875        12.790        -0.0715
   3/14/1997         12.000        12.840        -0.0654
    3/7/1997         12.000        12.740        -0.0581
   2/28/1997         11.875        12.640        -0.0605
   2/21/1997         11.750        12.560        -0.0645
   2/14/1997         12.000        12.700        -0.0551
    2/7/1997         11.750        12.530        -0.0623
   1/31/1997         11.625        12.470        -0.0678
   1/24/1997         11.375        12.410        -0.0834
   1/17/1997         11.625        12.490        -0.0693
   1/10/1997         11.750        12.450        -0.0562
    1/3/1997         11.625        12.490        -0.0693
   12/27/1996        11.500        12.550        -0.0837
   12/20/1996        11.500        12.790        -0.1009
   12/13/1996        11.750        12.790        -0.0813
   12/6/1996         11.750        12.760        -0.0792
   11/29/1996        12.125        12.910        -0.0608
   11/22/1996        12.125        12.880        -0.0586
   11/15/1996        12.000        12.940        -0.0726
   11/8/1996         11.625        12.820        -0.0932
   11/1/1996         11.625        12.630        -0.0796
   10/25/1996        11.375        12.410        -0.0834
   10/18/1996        11.250        12.410        -0.0935
   10/11/1996        11.250        12.330        -0.0876
   10/4/1996         11.250        12.330        -0.0876
   9/27/1996         11.000        12.210        -0.0991
   9/20/1996         11.125        12.210        -0.0889
   9/13/1996         11.375        12.180        -0.0661
    9/6/1996         11.125        12.140        -0.0836
   8/30/1996         11.125        12.140        -0.0836
   8/23/1996         11.125        12.200        -0.0881
   8/16/1996         11.500        12.330        -0.0673
    8/9/1996         11.500        12.350        -0.0688
    8/2/1996         11.250        12.330        -0.0876
   7/26/1996         11.000        12.140        -0.0939
   7/19/1996         10.875        12.250        -0.1122
   7/12/1996         11.125        12.240        -0.0911
    7/5/1996         10.750        12.050        -0.1079
   6/28/1996         11.125        12.250        -0.0918
   6/21/1996         10.500        12.070        -0.1301
   6/14/1996         10.500        12.120        -0.1337
    6/7/1996         10.625        12.150        -0.1255
   5/31/1996         10.500        12.190        -0.1386
   5/24/1996         10.500        12.190        -0.1386
   5/17/1996         10.500        12.220        -0.1408
   5/10/1996         10.750        12.120        -0.1130
    5/3/1996         10.500        12.010        -0.1257
   4/26/1996         10.375        12.040        -0.1383
   4/19/1996         10.500        12.040        -0.1279
   4/12/1996         10.500        12.050        -0.1286
    4/5/1996         10.500        12.090        -0.1315
   3/29/1996         10.250        12.080        -0.1515
   3/22/1996         10.250        12.040        -0.1487
   3/15/1996         10.250        12.070        -0.1508
    3/8/1996         10.250        12.010        -0.1465
    3/1/1996         10.625        11.970        -0.1124
   2/23/1996         10.375        11.930        -0.1303
   2/16/1996         10.500        12.040        -0.1279
    2/9/1996         10.625        12.120        -0.1233
    2/2/1996         10.625        12.120        -0.1233
   1/26/1996         10.625        12.000        -0.1146
   1/19/1996         10.625        12.230        -0.1312
   1/12/1996         10.500        12.040        -0.1279
    1/5/1996         10.625        12.070        -0.1197
   12/29/1995        10.375        12.140        -0.1454
   12/22/1995        10.500        12.020        -0.1265
   12/15/1995        10.625        12.120        -0.1233
   12/8/1995         10.625        12.180        -0.1277
   12/1/1995         11.125        12.380        -0.1014
   11/24/1995        10.875        12.210        -0.1093
   11/17/1995        11.000        12.320        -0.1071
   11/10/1995        11.063        12.240        -0.0962
   11/3/1995         10.750        12.260        -0.1232
   10/27/1995        10.875        12.100        -0.1012
   10/20/1995        11.000        12.100        -0.0909
   10/13/1995        11.000        12.230        -0.1006
   10/6/1995         11.250        12.120        -0.0718
   9/29/1995         11.250        12.020        -0.0641
   9/22/1995         11.000        11.890        -0.0749
   9/15/1995         11.250        12.110        -0.0710
    9/8/1995         11.000        12.000        -0.0833
    9/1/1995         11.125        11.970        -0.0706
   8/25/1995         11.000        11.930        -0.0780
   8/18/1995         10.625        11.820        -0.1011
   8/11/1995         10.500        11.690        -0.1018
    8/4/1995         10.625        11.770        -0.0973
   7/28/1995         10.625        11.690        -0.0911
   7/21/1995         10.375        11.640        -0.1087
   7/14/1995         10.875        11.910        -0.0869
    7/7/1995         11.125        11.950        -0.0690
   6/30/1995         11.000        11.810        -0.0686
   6/23/1995         11.000        11.890        -0.0749
   6/16/1995         11.000        11.830        -0.0702
    6/9/1995         10.875        11.730        -0.0729
    6/2/1995         11.375        11.950        -0.0481
   5/26/1995         10.875        11.760        -0.0753
   5/19/1995         10.500        11.580        -0.0933
   5/12/1995         11.000        11.580        -0.0501
    5/5/1995         10.875        11.540        -0.0576
   4/28/1995         10.750        11.130        -0.0341
   4/21/1995         10.250        11.010        -0.0690
   4/14/1995         10.625        11.060        -0.0393
    4/7/1995         10.625        11.000        -0.0341
   3/31/1995         10.500        10.930        -0.0393
   3/24/1995         10.375        10.960        -0.0534
   3/17/1995         10.500        11.080        -0.0523
   3/10/1995         10.375        11.020        -0.0585
    3/3/1995         10.625        10.950        -0.0297
   2/24/1995         10.500        10.910        -0.0376
   2/17/1995         10.125        10.890        -0.0702
   2/10/1995         10.500        10.840        -0.0314
    2/3/1995         10.750        10.880        -0.0119
   1/27/1995         10.000        10.660        -0.0619
   1/20/1995         10.250        10.570        -0.0303
   1/13/1995         10.500        10.650        -0.0141
    1/6/1995         10.500        10.510        -0.0010
   12/30/1994        9.625         10.520        -0.0851
   12/23/1994        9.875         10.510        -0.0604
   12/16/1994        9.750         10.520        -0.0732
   12/9/1994         10.000        10.950        -0.0868
   12/2/1994         10.500        10.940        -0.0402
   11/25/1994        10.125        10.970        -0.0770
   11/18/1994        9.875         10.960        -0.0990
   11/11/1994        10.125        11.220        -0.0976
   11/4/1994         10.375        11.260        -0.0786
   10/28/1994        10.125        11.300        -0.1040
   10/21/1994        9.750         11.350        -0.1410
   10/14/1994        10.125        11.440        -0.1149
   10/7/1994         9.875         11.380        -0.1322
   9/30/1994         10.750        11.460        -0.0620
   9/23/1994         10.750        11.470        -0.0628
   9/16/1994         11.125        11.600        -0.0409
    9/9/1994         11.250        11.620        -0.0318
    9/2/1994         11.500        11.740        -0.0204
   8/26/1994         11.313        11.720        -0.0348
   8/19/1994         11.375        11.690        -0.0269
   8/12/1994         11.375        11.730        -0.0303
    8/5/1994         11.500        11.760        -0.0221
   7/29/1994         11.375        11.760        -0.0327
   7/22/1994         11.375        11.720        -0.0294
   7/15/1994         11.250        11.830        -0.0490
    7/8/1994         11.250        11.780        -0.0450
    7/1/1994         11.375        11.860        -0.0409
   6/24/1994         11.375        11.840        -0.0393
   6/17/1994         11.375        11.920        -0.0457
   6/10/1994         11.625        11.970        -0.0288
    6/3/1994         11.125        11.940        -0.0683
   5/27/1994         11.500        11.870        -0.0312
   5/20/1994         11.125        11.880        -0.0636
   5/13/1994         11.250        12.010        -0.0633
    5/6/1994         11.125        12.060        -0.0775
   4/29/1994         10.750        12.140        -0.1145
   4/22/1994         10.875        12.100        -0.1012
   4/15/1994         11.250        12.190        -0.0771
    4/8/1994         11.500        12.250        -0.0612
    4/1/1994         11.625        12.310        -0.0556
   3/25/1994         11.750        12.450        -0.0562
   3/18/1994         11.750        12.480        -0.0585
   3/11/1994         12.125        12.520        -0.0315
    3/4/1994         12.000        12.490        -0.0392
   2/25/1994         11.875        12.500        -0.0500
   2/18/1994         11.375        12.450        -0.0863
   2/11/1994         12.000        12.450        -0.0361
    2/4/1994         12.125        12.530        -0.0323
   1/28/1994         12.000        12.470        -0.0377
   1/21/1994         12.125        12.410        -0.0230
   1/14/1994         12.625        12.430         0.0157
    1/7/1994         12.375        12.420        -0.0036
   12/31/1993        12.750        12.440         0.0249
   12/24/1993        11.875        12.410        -0.0431
   12/17/1993        12.000        12.420        -0.0338
   12/10/1993        12.750        13.190        -0.0334
   12/3/1993         13.000        13.100        -0.0076
   11/26/1993        12.875        13.110        -0.0179
   11/19/1993        12.750        13.120        -0.0282
   11/12/1993        13.000        13.140        -0.0107
   11/5/1993         13.250        13.250         0.0000
   10/29/1993        13.500        13.380         0.0090
   10/22/1993        13.750        13.420         0.0246
   10/15/1993        13.875        13.520         0.0263
   10/8/1993         13.750        13.400         0.0261
   10/1/1993         13.625        13.340         0.0214
   9/24/1993         13.625        13.300         0.0244
   9/17/1993         13.750        13.300         0.0338
   9/10/1993         13.875        13.340         0.0401
    9/3/1993         13.750        13.310         0.0331
   8/27/1993         13.750        13.260         0.0370
   8/20/1993         13.250        13.240         0.0008
   8/13/1993         13.500        13.260         0.0181
    8/6/1993         13.500        13.220         0.0212
   7/30/1993         13.625        13.220         0.0306
   7/23/1993         13.250        13.160         0.0068
   7/16/1993         13.750        13.270         0.0362
    7/9/1993         13.750        13.190         0.0425
    7/2/1993         13.750        13.130         0.0472
   6/25/1993         13.625        13.080         0.0417
   6/18/1993         13.625        12.980         0.0497
   6/11/1993         13.750        13.020         0.0561
    6/4/1993         13.625        12.980         0.0497
   5/28/1993         13.500        12.930         0.0441
   5/21/1993         13.625        12.890         0.0570
   5/14/1993         13.750        12.960         0.0610
    5/7/1993         13.625        12.960         0.0513
   4/30/1993         13.750        12.910         0.0651
   4/23/1993         14.000        12.900         0.0853
   4/16/1993         13.625        12.890         0.0570
    4/9/1993         13.750        12.880         0.0675
    4/2/1993         13.500        12.840         0.0514
   3/26/1993         13.250        12.790         0.0360
   3/19/1993         13.250        12.860         0.0303
   3/12/1993         13.750        12.910         0.0651
    3/5/1993         13.500        12.890         0.0473
   2/26/1993         13.125        12.730         0.0310
   2/19/1993         12.875        12.620         0.0202
   2/12/1993         12.875        12.520         0.0284
    2/5/1993         13.125        12.520         0.0483
   1/29/1993         13.000        12.410         0.0475
   1/22/1993         12.875        12.340         0.0434
   1/15/1993         13.000        12.270         0.0595
    1/8/1993         13.125        12.290         0.0679
    1/1/1993         13.000        12.240         0.0621
   12/25/1992        13.000        12.220         0.0638
   12/18/1992        13.000        12.160         0.0691
   12/11/1992        13.375        12.720         0.0515
   12/4/1992         13.500        12.700         0.0630
   11/27/1992        13.750        12.680         0.0844
   11/20/1992        13.250        12.730         0.0408
   11/13/1992        13.000        12.760         0.0188
   11/6/1992         13.000        12.770         0.0180
   10/30/1992        13.375        12.770         0.0474
   10/23/1992        13.000        12.760         0.0188
   10/16/1992        13.500        12.870         0.0490
   10/9/1992         13.750        12.880         0.0675
   10/2/1992         13.625        12.830         0.0620
   9/25/1992         13.500        12.810         0.0539
   9/18/1992         13.500        12.770         0.0572
   9/11/1992         13.750        12.870         0.0684
    9/4/1992         13.375        12.850         0.0409
   8/28/1992         13.500        12.810         0.0539
   8/21/1992         13.500        12.840         0.0514
   8/14/1992         13.625        12.820         0.0628
    8/7/1992         13.500        12.720         0.0613
   7/31/1992         13.500        12.680         0.0647
   7/24/1992         13.250        12.510         0.0592
   7/17/1992         13.500        12.500         0.0800
   7/10/1992         13.250        12.470         0.0626
    7/3/1992         13.000        12.410         0.0475
   6/26/1992         12.875        12.330         0.0442
   6/19/1992         12.750        12.310         0.0357
   6/12/1992         12.875        12.380         0.0400
    6/5/1992         12.625        12.400         0.0181
   5/29/1992         12.750        12.370         0.0307
   5/22/1992         12.625        12.320         0.0248
   5/15/1992         12.625        12.250         0.0306
    5/8/1992         12.875        12.220         0.0536
    5/1/1992         12.750        12.090         0.0546
   4/24/1992         12.750        12.040         0.0590
   4/17/1992         12.625        11.970         0.0547
   4/10/1992         12.750        11.910         0.0705
    4/3/1992         12.625        11.980         0.0538
   3/27/1992         12.625        11.960         0.0556
   3/20/1992         12.875        11.900         0.0819
   3/13/1992         13.000        11.840         0.0980
    3/6/1992         12.875        11.840         0.0874
   2/28/1992         12.750        11.800         0.0805
   2/21/1992         12.625        11.770         0.0726
   2/14/1992
    2/7/1992
   1/31/1992
   1/24/1992
   1/17/1992
   1/10/1992
    1/3/1992
   12/27/1991
   12/20/1991
   12/13/1991
   12/6/1991
   11/29/1991
   11/22/1991
   11/15/1991
   11/8/1991
   11/1/1991
   10/25/1991
   10/18/1991
   10/11/1991
   10/4/1991
   9/27/1991
   9/20/1991
   9/13/1991
    9/6/1991
   8/30/1991
   8/23/1991
   8/16/1991
    8/9/1991
    8/2/1991
   7/26/1991
   7/19/1991
   7/12/1991
    7/5/1991
   6/28/1991
   6/21/1991
   6/14/1991
    6/7/1991
   5/31/1991
   5/24/1991
   5/17/1991
   5/10/1991
    5/3/1991
   4/26/1991
   4/19/1991
   4/12/1991
    4/5/1991
   3/29/1991
   3/22/1991
   3/15/1991
    3/8/1991
    3/1/1991
   2/22/1991
   2/15/1991
    2/8/1991
    2/1/1991
   1/25/1991
   1/18/1991
   1/11/1991
    1/4/1991
   12/28/1990

      Over the past six months, investors have been indiscriminately selling many types of corporate securities, including closed-end funds. The discounts of closed-end funds of all stripes, including the Fund's, widened materially. Toward the end of the year, the Fund's decline in market price was further compounded by tax-loss selling pressure. Throughout the period, the market price of the Fund's shares has almost traded without apparent relation to their underlying net asset value (NAV), and we have seen near-historic discounts in the Fund's market prices to their NAVs.

      As discussed in greater detail on the Fund's website, fundamentally, the market prices of the Fund's shares are subject to the laws of supply and demand, which became substantially imbalanced. We believe that the fundamentals of PFO continue to be strong and that this supply/demand imbalance is unjustified when one considers the Fund's current dividend levels and the quality of its portfolio.

THE U.S. ECONOMY AND FEDERAL RESERVE MONETARY POLICY

      The U.S. economy has performed remarkably well to date in the face of significant deterioration in housing and credit markets. Real gross domestic product grew by 4.9% at an annual rate in the third quarter, the fastest quarterly growth pace in four years. However, prospects for future growth have clearly dimmed. Today, the key question for the economy - and for investors - is to what extent housing and credit headwinds affect economic growth over coming quarters. On one hand, if the impact is only modest, then the economy probably can regain its footing after a couple quarters of slow (sub-2%) growth. On the other hand, if the housing downturn becomes even worse than expected, generating further sizable losses in the financial sector, then credit contraction in combination with already-slowing consumer spending could result in recession.

      Without repeating the detailed analysis we present in our Quarterly Economic Update (which is available on the Fund's website), we continue to think that the economy will narrowly avoid recession. However, we now believe that additional monetary easing will be needed, and the downside risks have increased as credit market strains have intensified.

      The housing market remains the weakest part of the economy, and we expect it to weaken through 2008 as a large inventory of unsold homes continues to weigh on both prices and construction activity. Many mortgage borrowers with little home equity will default, others will struggle with higher mortgage payments as their rates reset, and fewer and fewer homeowners will be able to extract home equity to finance current consumption. The result will be slower growth in consumer spending, although we think that steady, if unspectacular, gains in employment will prevent consumption from falling outright.

      Falling home prices and poor loan underwriting have resulted in surging delinquency and default rates and rising loss severity. Mortgage investors must anticipate how many loans will default and how much of the loan value will be recovered in foreclosure. Thus, mortgage prices need to reflect not only current losses, but also expectations of all future losses. As a result, the price of many mortgage-backed securities, particularly those backed by subprime loans, have fallen dramatically - even in cases where securities have suffered no defaults on principal or interest to date. In turn, prices of securities issued by companies with exposure to mortgage securities also have fallen sharply.

      The distinction between current and expected losses is an important one for investors. First, because prices have fallen on many securities, financial institutions who hold them have taken sizable mark-to-market losses that have reduced earnings and capital. But these write downs already incorporate expected future losses. In the case of subprime mortgages (and many other assets), market prices incorporate quite dire loss estimates. Although it's possible that losses ultimately will exceed market expectations, it's also possible that losses will be less. If in fact losses are less than current market prices reflect, then holders of those securities ultimately will report gains from current (depressed) prices. Thus, investors in these securities may well avoid further losses (or even have gains) even as defaults increase, as long as defaults and losses arising from those defaults are less than what is baked into current prices. Second, although market prices reflect severe loss expectations on mortgages, the vast majority of those losses have not yet occurred. Normally, changes in wealth (in this case, mark-to-market losses) have a significantly smaller economic impact than realized losses (actual defaults). As a result, the economic impact of defaults will probably take some time to play out. That offers the possibility that the economy can avoid recession, despite the magnitude of the losses that ultimately may be incurred in the mortgage market. At the same time, it also means growth may be sluggish for more than just a couple of quarters. Right now, we just can't say which way the economy is likely to turn: toward recession, an extended period of sluggish growth, or a two-quarter pause before resuming normal growth. However, even the best of those three scenarios points to slow growth in early 2008, so our economic outlook remains cautious.

      In response to the gloomier economic outlook and the credit crunch, the Federal Reserve cut the fed funds rate by a total of one percentage point from September through December 2007. However, just as it increased the rate further than normal due to declining risk premiums from 2004-06, the Fed may now have to lower the fed funds rate by more than normal due to elevated risk premiums. The credit crunch, which has raised risk premiums, has reduced the stimulative effect of the Fed's rate cuts. Although recent coordinated actions by major central banks to provide term financing are starting to improve the pass-through of lower official rates to market rates, it is clear that whatever set of market rates needed to keep the economy out of recession is likely to be associated with a lower-than-normal fed funds rate.

      In addition to the cost of credit, the Fed needs to be concerned about the availability of credit. Securitization markets are essentially shut down for mortgages other than U.S. government agency-eligible conforming loans; ditto for many other forms of collateral. This is forcing borrowers to turn to banks and finance companies for funds, expanding their balance sheets at a time when capital is being squeezed due to mark-to-market losses and higher charge-offs on existing loans. Thus, financial institutions are tightening lending standards and raising loan rates, which likely will constrain economic growth in the absence of easier monetary policy.

      With the bulk of the economic impact of rising loan defaults yet to be felt, we believe that the Fed will err on the side of additional rate cuts, at least until market rates come down meaningfully.

FUNDAMENTAL CREDIT TRENDS FOR FINANCIAL SERVICES COMPANIES

      Although the economic outlook is uncertain, we believe that the credit outlook is positive overall. The corporate nonfinancial sector remains healthy, with low leverage, strong interest coverage, and good liquidity. However, the corporate financial sector, which constitutes the largest sector of the preferred market and where consequently the Fund has significant holdings, is both more strained and more variable. Funding costs for all financial institutions have increased meaningfully, and many companies have taken large write-downs on subprime mortgages and other assets whose market prices have fallen substantially. Life insurance and property and casualty insurance companies have generally avoided most of the problems facing other financial companies, but banks, finance companies, financial guarantors and broker-dealers have been significantly affected because of their direct and indirect exposure to problems in housing markets. These companies all face a difficult operating environment over the next several years, especially if the economy slips into recession.

      Recognizing these risks, we remain confident about the overall creditworthiness of the Fund's holdings of financial issuers. Overall, we believe that the issuers (a) are well capitalized, (b) have strong business franchises, (c) are well managed, and (d) have access to additional capital, if needed. We believe that they have the ability to absorb sizable losses and still navigate a difficult credit landscape. Because most of these financial companies operate in a mark-to-market environment, their write downs already reflect both current and expected future losses. Although we admit that we worry about a few holdings more than others, we believe that overall credit quality of the portfolio remains sound. Put simply, we think that current preferred securities prices more accurately reflect the fear and illiquidity of today's credit markets than the fundamental creditworthiness of the issuers. It may take some time, but we are confident that preferred securities prices will reflect more of their creditworthiness eventually.

TAX ADVANTAGES OF 2007 CALENDAR YEAR DISTRIBUTIONS

      In 2007, the Fund passed on a portion of its income to individuals in the form of qualified dividend income or QDI. QDI is taxed at a maximum 15% rate instead of an individual's ordinary income tax rate. In calendar year 2007, approximately 70.6% of distributions made by the Fund was eligible for QDI treatment. For an individual in the 28% tax bracket, this means that the Fund's total distributions will only be taxed at a blended 18.8% rate versus the 28% rate which would apply to distributions by a fund containing traditional corporate bonds. This tax advantage means that, all other things being equal, an individual in the 28% tax bracket who held 100 shares of Common Stock of the Fund for the calendar year would have had to receive approximately $90 in distributions from a traditional corporate bond fund to net the same after-tax amount as the $80 in distributions paid by the Fund.

      For detailed information about the tax treatment of the particular distributions received from the Fund, please see the Form 1099 you receive from either the Fund or your broker.

      Corporate shareholders also receive a federal tax benefit from the 60.6% of distributions that were eligible for the inter-corporate dividends received deduction or DRD.

      It is important to remember that the composition of the portfolio and the income distributions can change from one year to the next, and the QDI or DRD portions of next year's distributions may not be the same (or even similar) to this year's.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   NOVEMBER 30, 2007 (UNAUDITED)
              ------------------------------------------------------------------

FUND STATISTICS ON 11/30/07
--------------------------------------------------------------------------------
Net Asset Value                                                    $     10.14

Market Price                                                       $     10.30

Premium                                                                   1.58%

Yield on Market Price                                                     7.92%

Common Stock Shares Outstanding                                      11,744,207

MOODY'S RATINGS                                                  % OF PORTFOLIO
--------------------------------------------------------------------------------
AA                                                                         4.6%
A                                                                         13.8%
BBB                                                                       57.8%
BB                                                                        15.4%
Below "BB"                                                                 1.3%
Not Rated                                                                  6.4%
--------------------------------------------------------------------------------
Below Investment Grade*                                                   14.9%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                              % OF PORTFOLIO
--------------------------------------------------------------------------------
Utilities                                                                   34%
Banking                                                                     22%
Insurance                                                                   16%
Financial Services                                                          13%
Energy                                                                       9%
REITs                                                                        3%
Other                                                                        3%

TOP 10 HOLDINGS BY ISSUER                                        % OF PORTFOLIO
--------------------------------------------------------------------------------
Interstate Power & Light                                                   5.3%

Merrill Lynch                                                              4.7%

Liberty Mutual Group                                                       4.5%

Xcel Energy                                                                4.1%

EOG Resources                                                              3.5%

CoBank ACB                                                                 3.3%

Public Storage                                                             3.0%

Banco Santander                                                            3.0%

Kinder Morgan                                                              2.6%

FBOP Corp                                                                  2.3%

                                                                % OF PORTFOLIO**
--------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals         59%
Holdings Generating Income Eligible for the Corporate Dividends Received
   Deduction (DRD)                                                          52%

--------------------------------------------------------------------------------
** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION. SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS FOR THE TAX CHARACTERIZATION OF 2007 DISTRIBUTIONS.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2007
------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          -------------
PREFERRED SECURITIES -- 92.3%
               BANKING -- 21.5%
------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ..................................   $   3,316,200
               Banco Santander:
      17,000      Adj. Rate Pfd. ..................................................................         352,750**(1)
     195,600      6.50% Pfd., 144A**** ............................................................       4,074,348**(1)
      56,800      6.80% Pfd. ......................................................................       1,219,428**(1)
$  2,400,000   Capital One Capital III, 7.686% 08/15/36 ...........................................       1,996,320
$  3,000,000   CBG Florida REIT Corporation, 7.114%, 144A**** .....................................       2,860,413
      40,000   Citigroup Capital VIII, 6.95% Pfd. 09/15/31 ........................................         905,000
      19,648   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 ......................................         393,206
               Cobank, ACB:
      45,000      7.00% Pfd., 144A**** ............................................................       2,293,650*
      75,000      7.814% Pfd., 144A**** ...........................................................       4,002,000*
$  1,250,000   Comerica Capital Trust II, 6.576%, 02/30/37 ........................................       1,017,430
       4,500   FBOP Corporation, Adj. Rate Pfd., 144A**** .........................................       4,275,000*
$  2,250,000   First Hawaiian Capital I, 8.343% 07/01/27, Series B ................................       2,348,008(1)
$    450,000   HBOS PLC, 6.657%, 144A**** .........................................................         377,775**(1)
       5,000   HSBC Series II, Variable Inverse Pfd., Pvt .........................................       2,715,000*
       2,500   HSBC USA, Inc., $2.8575 Pfd. .......................................................         118,047*
      12,000   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 ..........................................         264,000
      45,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 ............................................         970,313
      28,000   PFGI Capital Corporation, 7.75% Pfd. ...............................................         650,720
$    250,000   Regions Financing Trust II, 6.625%, 05/15/47 .......................................         210,025
          10   Roslyn Real Estate, 8.95% Pfd., Series C, 144A**** .................................       1,078,781
$    800,000   Royal Bank of Scotland Group PLC, 7.64% ............................................         813,626**(1)
      70,500   Sovereign Bancorp, 7.30% Pfd., Series C ............................................       1,753,688*
      20,375   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 .....................................         469,898
               U.S. Bancorp, Auction Pass-Through Trust, Cl. B:
           9      Series 2006-5, Variable Rate Pfd., 144A**** .....................................         123,750*
           9      Series 2006-6, Variable Rate Pfd., 144A**** .....................................         123,750*
$    900,000   Washington Mutual Preferred Funding IV, 9.75%, 144A**** ............................         719,010
$  1,400,000   Webster Capital Trust IV, 7.65% 06/15/37 ...........................................       1,200,640
-------------------------------------------------------------------------------------------------------------------
                                                                                                         40,642,776
                                                                                                      -------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2007
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          -------------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- 12.6%
------------------------------------------------------------------------------------------------------------------------
               CIT Group, Inc.:
$  3,500,000      6.10% 03/15/67 ..................................................................   $   2,616,950
      70,000      6.35% Pfd., Series A ............................................................       1,327,816*
     160,000   Countrywide Capital IV, 6.75% Pfd. .................................................       2,322,000(2)
      12,000   Countrywide Capital V, 7.00% Pfd., 11/01/36 ........................................         171,390
         890   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** ................         992,492
      22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A**** ....         576,900
               Goldman Sachs:
      36,500      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 ..................................         699,205
          25      Pass-Through Certificates, Class B, 144A**** ....................................       1,435,000*+
       3,500      STRIPES Custodial Receipts, Pvt. ................................................       2,079,000*
               Merrill Lynch:
      83,000      Adj. Rate Pfd., Series 5 ........................................................       1,551,063*
      29,000      Adj. Rate Pfd., Series 2 ........................................................         535,595*
       3,000      Series II STRIPES Custodial Receipts, Pvt. ......................................         771,000*
     200,000      6.25% Pfd. ......................................................................       4,412,000*
       5,000      6.70% Pfd. ......................................................................         116,800*
               SLM Corporation:
       4,000      Adj. Rate Pfd., Series B ........................................................         240,000*
      94,150      6.97% Pfd., Series A ............................................................       3,930,763*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         23,777,974
                                                                                                      -------------
               INSURANCE -- 12.8%
------------------------------------------------------------------------------------------------------------------------
      48,800   ACE Ltd., 7.80% Pfd., Series C .....................................................       1,206,277**(1)
$  1,000,000   AMBAC Financial Group, Inc., 6.15% 02/15/37 ........................................         678,980
$  3,250,000   AON Capital Trust A, 8.205% 01/01/27 ...............................................       3,573,810
               Arch Capital Group Ltd.:
      10,000      7.875% Pfd., Series B ...........................................................         233,725**(1)
      24,400      8.00% Pfd., Series A ............................................................         571,265**(1)
$  2,000,000   AXA SA, 6.463%, 144A**** ...........................................................       1,798,676**(1)
               Axis Capital Holdings:
      12,100      7.25% Pfd., Series A ............................................................         262,041**(1)
      24,700      7.50% Pfd., Series B ............................................................       2,408,744(1)
      90,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 .......................................       1,849,500
$  2,180,000   Everest Re Holdings, 6.60%, 05/15/37 ...............................................       1,987,866
$  4,500,000   Liberty Mutual Group, 7.80% 03/15/37, 144A**** .....................................       4,101,498
      29,350   MetLife, Inc., Adj. Rate Pfd., Series A ............................................         642,950*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2007
------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          -------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$    200,000   PartnerRe Finance II, 6.44% 12/01/66 ...............................................   $     181,539(1)
               Renaissancere Holdings Ltd.:
      27,950      6.08% Pfd., Series C ............................................................         496,392**(1)
      79,100      6.60% Pfd., Series D ............................................................       1,521,884**(1)
     115,500   Scottish Re Group Ltd., 7.25% Pfd. .................................................       1,330,849**(1)
$  1,060,000   USF&G Capital, 8.312% 07/01/46, 144A**** ...........................................       1,315,425
-------------------------------------------------------------------------------------------------------------------
                                                                                                         24,161,421
                                                                                                      -------------
               UTILITIES -- 32.5%
------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
       4,980      4.60% Pfd. ......................................................................         420,710*
       6,485      4.72% Pfd. ......................................................................         562,120*
         868      4.92% Pfd. ......................................................................          73,172*
       6,579   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ..........................         682,571*
      74,270   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ...................................       3,559,018
       1,628   Central Hudson Gas & Electric Corporation, 4.35% Pfd., Series D, Pvt ...............         133,170*
       3,798   Central Maine Power Company, 4.75% Pfd. ............................................         333,274*
       8,339   Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. ..........         861,585*
               Connecticut Light & Power Company:
       2,050      4.50% Pfd., Series 1956 .........................................................          79,417*
      10,000      4.50% Pfd., Series 1963, Pvt. ...................................................         385,400*
      25,000      5.28% Pfd., Series 1967 .........................................................       1,192,000*
         883      $2.04 Pfd., Series 1949 .........................................................          31,011*
       2,900      $2.20 Pfd., Series 1949 .........................................................         109,852*
       2,000   Consolidated Edison Company of New York, 4.65% Pfd., Series C ......................         160,140*
       7,500   Dayton Power and Light Company, 3.90% Pfd., Series C ...............................         492,150*
      15,030   Duquesne Light Company, 3.75% Pfd. .................................................         513,425*
               Entergy Arkansas, Inc.:
       2,840      4.56% Pfd. ......................................................................         219,844*
       3,050      4.56% Pfd., Series 1965 .........................................................         236,101*
       1,435      6.08% Pfd. ......................................................................         138,908*
      90,000      6.45% Pfd. ......................................................................       2,295,000*
       2,441   Entergy Gulf States, Inc., 7.56% Pfd. ..............................................         248,201*
      36,000   Entergy Louisiana, Inc., 6.95% Pfd. ................................................       3,642,480*
               Entergy Mississippi, Inc.:
       4,616      4.36% Pfd. ......................................................................         355,617*
       5,000      4.92% Pfd. ......................................................................         434,700*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2007
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          -------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
       4,400   Florida Power Company, 4.75% Pfd. ..................................................   $     384,560*
      53,500   FPC Capital I, 7.10% Pfd., Series A ................................................       1,294,031
               Georgia Power Company:
       8,900      6.125% Pfd. .....................................................................         232,557*
       7,500      6.50% Pfd., Series 07-A .........................................................         758,400*
       2,000   Great Plains Energy, Inc., 4.35% Pfd. ..............................................         162,920*
               Hawaiian Electric Company, Inc.:
       2,471      5.00% Pfd., Series D ............................................................          47,026*
       7,438      5.00% Pfd., Series E ............................................................         141,555*
       1,383      5.00% Pfd., Series I ............................................................          26,320*
      30,500   Indianapolis Power & Light Company, 5.65% Pfd. .....................................       2,743,780*
     340,000   Interstate Power & Light Company, 8.375% Pfd., Series B ............................       9,945,000*
       2,588   New York State Electric & Gas, $4.50 Pfd., Series 1949 .............................         220,109*
       1,251   Ohio Power Company, 4.40% Pfd. .....................................................         103,057*
               Pacific Enterprises:
      13,680      $4.36 Pfd. ......................................................................       1,126,822*
      24,985      $4.50 Pfd. ......................................................................       2,124,225*
       7,600   Pacific Gas & Electric Co., 4.50% Pfd., Series H ...................................         160,208*
               PacifiCorp:
       5,672      $4.56 Pfd. ......................................................................         485,637*
       6,708      $4.72 Pfd. ......................................................................         594,463*
       1,250   PECO Energy Company, $4.30 Pfd., Series B ..........................................         101,250*
$  1,500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D ............................       1,589,250
      14,020   Public Service Electric & Gas Company, 5.28% Pfd., Series E ........................       1,398,635*
$    500,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ..........................................         466,700
      70,210   San Diego Gas & Electric Company, $1.70 Pfd. .......................................       1,840,822*
               South Carolina Electric & Gas Company:
      13,974      5.125% Purchase Fund Pfd., Pvt. .................................................         718,683*
       7,774      6.00% Purchase Fund Pfd., Pvt. ..................................................         396,008*
               Southern Union Company:
$    700,000      7.20% 11/01/66 ..................................................................         704,255
      51,750      7.55% Pfd. ......................................................................       1,288,575*
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 ............................................         659,175
               Union Electric Company:
       5,700      4.56% Pfd. ......................................................................         479,142*
      10,156      $7.64 Pfd. ......................................................................       1,040,888*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2007
------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          -------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               Virginia Electric & Power Company:
       1,665      $4.04 Pfd. ......................................................................   $     125,541*
       2,470      $4.20 Pfd. ......................................................................         193,623*
       1,673      $4.80 Pfd. ......................................................................         149,867*
       3,878      $6.98 Pfd. ......................................................................         395,193*
      12,500      $7.05 Pfd. ......................................................................       1,265,625*
      58,100   Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 .................................       1,418,006
       2,262   Washington Gas & Light Company, $4.25 Pfd. .........................................         181,706*
$  1,700,000   Wisconsin Energy Corporation, 6.25%, 05/15/67 ......................................       1,591,378
               Xcel Energy, Inc.:
      15,000      $4.08 Pfd., Series B ............................................................       1,158,300*
      20,040      $4.10 Pfd., Series C ............................................................       1,555,304*
      35,510      $4.11 Pfd., Series D ............................................................       2,762,323*
      17,750      $4.16 Pfd., Series E ............................................................       1,397,635*
      10,000      $4.56 Pfd., Series G ............................................................         863,200*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         61,451,620
                                                                                                      -------------
               ENERGY -- 7.1%
------------------------------------------------------------------------------------------------------------------------
       8,000   Devon Energy Corporation, 6.49% Pfd., Series A .....................................         796,800*
$  2,500,000   Enterprise Products Partners, 7.034%, 01/15/68 .....................................       2,330,640
       6,125   EOG Resources, Inc., 7.195% Pfd., Series B .........................................       6,622,228*
       1,500   Kinder Morgan GP, Inc., 8.33% Pfd., 144A**** .......................................       1,597,395*
$  1,200,000   KN Capital Trust III, 7.63% 04/15/28 ...............................................       1,083,443
      10,000   Lasmo America Limited, 8.15% Pfd., 144A**** ........................................       1,047,800*(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         13,478,306
                                                                                                      -------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 3.2%
------------------------------------------------------------------------------------------------------------------------
      12,600   BRE Properties, Inc., 6.75% Pfd., Series D .........................................         259,087
       1,000   Equity Residential Properties, 8.29% Pfd., Series K ................................          51,840

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2007
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          -------------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               Public Storage, Inc.:
     121,975      6.45% Pfd., Series F ............................................................   $   2,485,241
       3,200      6.45% Pfd., Series X ............................................................          64,200
     126,480      6.625% Pfd., Series M ...........................................................       2,584,935
      10,500      6.75% Pfd., Series E ............................................................         218,860
       5,500      6.75% Pfd., Series L ............................................................         114,297
      12,620      7.25% Pfd., Series K ............................................................         285,923
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,064,383
                                                                                                      -------------
               MISCELLANEOUS INDUSTRIES -- 2.2%
------------------------------------------------------------------------------------------------------------------------
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ..........................       1,090,720*
      35,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ................................       3,165,400*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,256,120
                                                                                                      -------------
               U.S. GOVERNMENT SECURITIES -- 0.4%
------------------------------------------------------------------------------------------------------------------------
               Freddie Mac:
       9,500      5.00%, Series F .................................................................         342,760*
      20,000      5.66%, Series W .................................................................         396,400*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            739,160
                                                                                                      -------------
               TOTAL PREFERRED SECURITIES
                  (Cost $187,192,522) .............................................................     174,571,760
                                                                                                      -------------
CORPORATE DEBT SECURITIES -- 6.8%
               FINANCIAL SERVICES -- 0.8%
------------------------------------------------------------------------------------------------------------------------
$  1,600,000   Lehman Brothers Holdings, 6.875% 07/17/37, Sub. Note ...............................       1,559,157
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,559,157
                                                                                                      -------------
               INSURANCE -- 2.8%
------------------------------------------------------------------------------------------------------------------------
$    900,000   Farmers Exchange Capital, 7.20% 07/15/48, 144A**** .................................         872,910
$  4,417,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ................................       4,366,474
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,239,384
                                                                                                      -------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2007
------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          -------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               UTILITIES -- 1.1%
------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Duke Capital Corporation, 8.00% 10/01/19, Senior Notes .............................   $   1,178,191
      10,000   Entergy Louisiana LLC, 7.60% 04/01/32 ..............................................         251,250
      30,500   PPL Capital Funding, Inc., 6.85% 07/01/47 ..........................................         732,915
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,162,356
                                                                                                      -------------
               ENERGY -- 2.1%
------------------------------------------------------------------------------------------------------------------------
$  2,450,000   KN Energy, Inc., 7.45% 03/01/98 ....................................................       2,182,796
      71,900   Nexen, Inc., 7.35% Subordinated Notes ..............................................       1,721,106(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,903,902
                                                                                                      -------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $12,897,694) ..............................................................      12,864,799
                                                                                                      -------------
OPTION CONTRACTS -- 0.1%
-------------------------------------------------------------------------------------------------------------------
         700   March Put Options on March U.S. Treasury Bond Futures, Expiring 02/22/08 ...........         109,375+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                  (Cost $134,575) .................................................................         109,375
                                                                                                      -------------
MONEY MARKET FUND -- 0.2%
-------------------------------------------------------------------------------------------------------------------
     341,417   BlackRock Provident Institutional, TempFund ........................................         341,417
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                  (Cost $341,417) .................................................................         341,417
                                                                                                      -------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2007
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          --------------
SECURITIES LENDING COLLATERAL -- 0.7%
--------------------------------------------------------------------------------------------------------------------
   1,448,200   BlackRock Institutional Money Market Trust .............................               $   1,448,200
--------------------------------------------------------------------------------------------------------------------
               TOTAL SECURITIES LENDING COLLATERAL
                  (Cost $1,448,200) ...................................................                   1,448,200
                                                                                                      -------------

TOTAL INVESTMENTS (Cost $202,014,408***) ..............................................    100.1%       189,335,551
OTHER ASSETS AND LIABILITIES (Net) ....................................................     (0.1)%         (249,118)
                                                                                          ------      -------------

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ..............................    100.0%++   $ 189,086,433
                                                                                          ------      -------------

MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE .................                 (70,000,000)
                                                                                                      -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ............................................               $ 119,086,433
                                                                                                      =============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**    Securities distributing Qualified Dividend Income only.

***   Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1)   Foreign Issuer.

(2)   All or a portion of this security is on loan.

+     Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

        ABBREVIATIONS:
PFD. -- Preferred Securities
PVT. -- Private Placement Securities

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007
------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost $202,014,408) including $1,554,030
      of securities on loan ....................................................                        $ 189,335,551
   Cash ........................................................................                              550,805
   Dividends and interest receivable ...........................................                            1,454,904
   Prepaid expenses ............................................................                               48,372
                                                                                                        -------------
         Total Assets ..........................................................                          191,389,632

LIABILITIES:
   Payable for securities lending collateral ...................................        $   1,448,200
   Dividends payable to Common Stock Shareholders ..............................               99,573
   Investment advisory fee payable .............................................               89,537
   Administration, Transfer Agent and Custodian fees payable ...................               26,551
   Professional fees payable ...................................................               66,831
   Directors' fees payable .....................................................                1,873
   Accrued expenses and other payables .........................................               31,291
   Accumulated undeclared distributions to Money Market
      Cumulative Preferred(TM) Stock Shareholders ..............................              539,343
                                                                                        -------------
         Total Liabilities .....................................................                            2,303,199
                                                                                                        -------------
MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK
   (700 SHARES OUTSTANDING) REDEMPTION VALUE ...................................                           70,000,000
                                                                                                        -------------
NET ASSETS AVAILABLE TO COMMON STOCK ...........................................                        $ 119,086,433
                                                                                                        =============
NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Distributions in excess of net investment income ............................                        $    (339,917)
   Accumulated net realized loss on investments sold ...........................                           (3,857,095)
   Unrealized depreciation of investments ......................................                          (12,678,857)
   Par value of Common Stock ...................................................                              117,442
   Paid-in capital in excess of par value of Common Stock ......................                          135,844,860
                                                                                                        -------------
         Total Net Assets Available to Common Stock ............................                        $ 119,086,433
                                                                                                        =============
NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (11,744,207 shares outstanding) ................................                        $       10.14
                                                                                                        =============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                         STATEMENT OF OPERATIONS
                                            FOR THE YEAR ENDED NOVEMBER 30, 2007
              ------------------------------------------------------------------

INVESTMENT INCOME:
      Dividends+ ...............................................................                        $  11,038,741
      Interest .................................................................                            3,561,537
                                                                                                        -------------
            Total Investment Income ............................................                           14,600,278

EXPENSES:
      Investment advisory fee ..................................................        $   1,173,308
      Administrator's fee ......................................................              207,718
      Money Market Cumulative Preferred(TM) Stock broker
        commissions and auction agent fees .....................................              180,930
      Professional fees ........................................................              114,542
      Insurance expense ........................................................              144,885
      Transfer Agent fees ......................................................               64,863
      Directors' fees ..........................................................               69,575
      Custodian fees ...........................................................               27,949
      Compliance fees ..........................................................               38,585
      Other ....................................................................              146,017
                                                                                        -------------
            Total Expenses .....................................................                            2,168,372
                                                                                                        -------------
NET INVESTMENT INCOME ..........................................................                           12,431,906
                                                                                                        -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
      Net realized gain/(loss) on investments sold during the year .............                           (1,859,339)
      Net realized gain/(loss) from written options during the year ............                              139,119
      Change in net unrealized appreciation/depreciation of investments ........                          (26,931,948)
                                                                                                        -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................................                          (28,652,168)
                                                                                                        -------------
DISTRIBUTIONS TO MONEY MARKET CUMULATIVE PREFERRED(TM)
   STOCK SHAREHOLDERS:
      From net investment income (including changes in accumulated
         undeclared distributions) .............................................                           (3,357,998)
                                                                                                        -------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
   RESULTING FROM OPERATIONS ...................................................                        $ (19,578,260)
                                                                                                        =============

----------
+ For Federal income tax purposes, a significant portion of this amount may not qualify for the inter-corporate dividends received deduction ("DRD") or as qualified dividend income ("QDI") for individuals.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK
------------------------------------------------------------------

                                                                                       YEAR ENDED           YEAR ENDED
                                                                                    NOVEMBER 30, 2007   NOVEMBER 30, 2006
                                                                                    -----------------   -----------------
OPERATIONS:
   Net investment income .......................................................    $      12,431,906   $      11,909,799
   Net realized gain/(loss) on investments sold during the year ................           (1,720,220)          3,470,490
   Change in net unrealized appreciation/depreciation of investments ...........          (26,931,948)          2,218,263
   Distributions to MMP(R)* Shareholders from net investment income,
      including changes in accumulated undeclared distributions ................           (3,357,998)         (2,877,427)
                                                                                    -----------------   -----------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............          (19,578,260)         14,721,125

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock
      Shareholders(1) ..........................................................           (9,284,238)         (9,312,018)
                                                                                    -----------------   -----------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ............................           (9,284,238)         (9,312,018)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment
      and Cash Purchase Plan ...................................................              591,605             231,696
                                                                                    -----------------   -----------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
      RESULTING FROM FUND SHARE TRANSACTIONS ...................................              591,605             231,696

NET INCREASE/(DECREASE) IN NET ASSETS AVAILABLE TO                                  -----------------   -----------------
   COMMON STOCK FOR THE YEAR ...................................................    $     (28,270,893)  $       5,640,803
                                                                                    =================   =================
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of year ...........................................................    $     147,357,326   $     141,716,523
   Net increase/(decrease) in net assets during the year .......................          (28,270,893)          5,640,803
                                                                                    -----------------   -----------------
   End of year (including distributions in excess of net investment
      income ($339,917) and ($233,907), respectively) ..........................    $     119,086,433   $     147,357,326
                                                                                    =================   =================

----------
  *   Money Market Cumulative Preferred(TM) Stock.

(1)   May include income earned, but not paid out, in prior fiscal year.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                            FINANCIAL HIGHLIGHTS
                      FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT EACH YEAR.
              ------------------------------------------------------------------

      Contained below is per share operating performance data, total investment returns, ratios to average net assets, and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                        ----------------------------------------------------
                                                                          2007       2006       2005       2004       2003
                                                                        --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .................................    $  12.60   $  12.14   $  12.27   $  12.59   $  10.78
                                                                        --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
Net investment income ..............................................        1.06       1.02       0.96       0.98       1.02
Net realized and unrealized gain/(loss) on investments .............       (2.44)      0.49      (0.01)     (0.27)      1.85
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
From net investment income .........................................       (0.29)     (0.25)     (0.17)     (0.09)     (0.08)
                                                                        --------   --------   --------   --------   --------
Total from investment operations ...................................       (1.67)      1.26       0.78       0.62       2.79
                                                                        --------   --------   --------   --------   --------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income .........................................       (0.79)     (0.80)     (0.91)     (0.94)     (0.98)
                                                                        --------   --------   --------   --------   --------
Total distributions to Common Stock Shareholders ...................       (0.79)     (0.80)     (0.91)     (0.94)     (0.98)
                                                                        --------   --------   --------   --------   --------
Net asset value, end of year .......................................    $  10.14   $  12.60   $  12.14   $  12.27   $  12.59
                                                                        ========   ========   ========   ========   ========
Market value, end of year ..........................................    $  10.30   $  12.42   $  11.53   $  13.53   $  13.51
                                                                        ========   ========   ========   ========   ========
Total investment return based on net asset value** .................      (13.90%)    11.02%      6.36%      4.68%     26.57%
                                                                        ========   ========   ========   ========   ========
Total investment return based on market value** ....................      (11.28%)    15.22%    (8.40%)      7.57%     24.92%
                                                                        ========   ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
   Total net assets, end of year (in 000's) ........................    $119,086   $147,357   $141,717   $142,145   $144,303
   Operating expenses ..............................................        1.56%      1.52%      1.53%      1.52%      1.54%
   Net investment income + .........................................        6.53%      6.34%      6.30%      7.11%      7.85%
--------------------------------------------------------------
SUPPLEMENTAL DATA:++
   Portfolio turnover rate .........................................          60%        68%        57%        28%        28%
   Total net assets available to Common and Preferred Stock,
      end of year (in 000's) .......................................    $189,086   $217,357   $211,717   $212,145   $214,411
   Ratio of operating expenses to total average net assets
      available to Common and Preferred Stock ......................        1.04%      1.02%      1.03%      1.03%      1.02%

 *    Money Market Cumulative Preferred(TM) Stock.

** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment and Cash Purchase Plan.

 + The net investment income ratios reflect income net of operating expenses and payments to MMP (R)* Shareholders.

++    Information presented under heading Supplemental Data includes MMP(R)*.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK
------------------------------------------------------------------

                                                     TOTAL                                   DIVIDEND
                                                   DIVIDENDS   NET ASSET       NYSE        REINVESTMENT
                                                     PAID        VALUE     CLOSING PRICE     PRICE(1)
                                                   ---------   ---------   -------------   ------------
December 31, 2006 ..............................   $ 0.0650     $ 12.39      $  12.36        $  12.39
January 31, 2007 ...............................     0.0650       12.42         12.39           12.42
February 28, 2007 ..............................     0.0650       12.60         12.61           12.60
March 31, 2007 .................................     0.0650       12.32         12.66           12.32
April 30, 2007 .................................     0.0650       12.33         12.62           12.33
May 31, 2007 ...................................     0.0650       12.10         12.13           12.10
June 30, 2007 ..................................     0.0650       11.97         12.00           11.97
July 31, 2007 ..................................     0.0650       11.55         11.46           11.39
August 31, 2007 ................................     0.0680       11.24         11.00           11.04
September 30, 2007 .............................     0.0680       11.26         11.39           11.26
October 31, 2007 ...............................     0.0680       11.15         11.09           11.10
November 30, 2007 ..............................     0.0680       10.14         10.30           10.14

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
              ------------------------------------------------------------------

      The table below sets out information with respect to Money Market Cumulative Preferred(TM) Stock currently outstanding.

                                                 INVOLUNTARY        AVERAGE
                                    ASSET        LIQUIDATING        MARKET
                TOTAL SHARES       COVERAGE       PREFERENCE         VALUE
    DATE      OUTSTANDING (1)   PER SHARE (2)   PER SHARE (3)   PER SHARE (1)(3)
-----------   ---------------   -------------   -------------   ----------------
 11/30/07           700           $ 270,894       $ 100,000        $  100,000
 11/30/06           700             310,819         100,000           100,000
 11/30/05           700             302,788         100,000           100,000
 11/30/04           700             303,137         100,000           100,000
 11/30/03           700             306,301         100,000           100,000

----------
(1)   See note 6.

(2) Calculated by subtracting the Fund's total liabilities (excluding the MMP(R) and accumulated undeclared distributions to MMP(R)) from the Fund's total assets and dividing that amount by the number of MMP(R) shares outstanding.

(3)   Excludes accumulated  undeclared dividends.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------

1.    ORGANIZATION

      Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated (the "Fund") was incorporated as a Maryland corporation on December 10, 1991, and commenced operations on February 13, 1992 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements is in conformity with the U.S. generally accepted accounting principles ("US GAAP") and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to Common Stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities and (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TM) Stock ("MMP(R)").

      The Fund's preferred and debt securities are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Board of Directors of the Fund. Each quotation is based on the mean of the bid and asked prices of a security. In determining the value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations, market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
              ------------------------------------------------------------------

      Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis. The Fund also amortizes premiums and accretes discounts on fixed income securities using the effective yield method.

      OPTIONS: Purchases of options are recorded as an investment, the value of which is marked-to-market at each valuation date. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

      When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, the Fund realizes a gain equal to the amount of the premium originally received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.

      The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

      REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------

      FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no federal income tax provision is required.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock ("Shareholders"). Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term capital gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

      Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from US GAAP. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences,
(2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

      Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes, and may exclude amortization of premium on certain fixed income securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to MMP(R) Shareholders, during 2007 and 2006 was as follows:

                  DISTRIBUTIONS PAID IN FISCAL YEAR 2007       DISTRIBUTIONS PAID IN FISCAL YEAR 2006
                 -----------------------------------------   -----------------------------------------
                 ORDINARY INCOME   LONG-TERM CAPITAL GAINS   ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                 ---------------   -----------------------   ---------------   -----------------------
Common              $9,284,238               $0                 $9,312,018               $0
Preferred           $3,357,998               $0                 $2,877,427               $0

      As of November 30, 2007, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock Shareholders, on a tax basis, were as follows:

                               UNDISTRIBUTED     UNDISTRIBUTED          NET UNREALIZED
CAPITAL (LOSS) CARRYFORWARD   ORDINARY INCOME   LONG-TERM GAIN   APPRECIATION/(DEPRECIATION)
---------------------------   ---------------   --------------   ---------------------------
        ($3,969,784)              $665,210            $0                ($12,566,168)

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
              ------------------------------------------------------------------

      At November 30, 2007, the composition of the Fund's $3,969,784 accumulated realized capital losses was $1,223,987, $694,286 and $2,051,511 incurred in 2002, 2004 and 2007, respectively. These losses may be carried forward and offset against any future capital gains through 2010, 2012 and 2015, respectively.

      RECLASSIFICATION OF ACCOUNTS: During the year ended November 30, 2007, reclassifications were made in the Fund's capital accounts to report these balances on a tax basis, excluding temporary differences, as of November 30, 2007. Additional adjustments may be required in subsequent reporting periods. These reclassifications have no impact on the net asset value of the Fund.

      The calculation of net investment income per share in the financial highlights excludes these adjustments. Below are the reclassifications:

                             UNDISTRIBUTED       ACCUMULATED NET REALIZED
       PAID-IN CAPITAL   NET INVESTMENT INCOME      GAIN ON INVESTMENTS
       ---------------   ---------------------   ------------------------
          ($20,576)            $ 104,320                 ($83,744)

      EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long-term and short-term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund is subject to a payment of an estimated $17,000 of Federal excise taxes attributable to calendar year 2007. The Fund paid $31,373 of Federal excise taxes attributable to calendar year 2006 in March 2007.

      ADDITIONAL ACCOUNTING STANDARDS: In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date.

      In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

      Management is currently evaluating the impact the adoption of FIN 48 and SFAS 157 will have on the Fund's financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, TRANSFER AGENT FEE, CUSTODIAN FEE, DIRECTORS' FEES AND CHIEF COMPLIANCE OFFICER FEE

      Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock up to $100 million and 0.50% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock in excess of $100 million.

      For purposes of calculating the fees payable to the Adviser, Administrator and Custodian, the Fund's average weekly total managed assets means the total assets of the Fund minus the sum of accrued liabilities. For purposes of determining total managed assets, the liquidation preference of any preferred shares issued by the Fund is not treated as a liability.

      PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares attributable to Common Stock and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% of the first $200 million of the Fund's average weekly total managed assets, 0.04% of the next $300 million of the Fund's average weekly total managed assets, 0.03% of the next $500 million of the Fund's average weekly total managed assets and 0.02% on the Fund's average weekly total managed assets above $1 billion.

      PFPC Inc. also serves as the Fund's Common Stock dividend-paying agent and registrar (Transfer Agent). As compensation for PFPC Inc.'s services, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the first $150 million of the Fund's average weekly net assets attributable to Common Stock, 0.0075% of the next $350 million of the Fund's average weekly net assets attributable to Common Stock, and 0.0025% of the Fund's average weekly net assets attributable to Common Stock above $500 million, plus certain out of pocket expenses. For the purpose of calculating such fee, the Fund's average weekly net assets attributable to Common Stock are deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities. For this calculation, the Fund's liabilities are deemed to include the aggregate liquidation preference of any outstanding Fund preferred shares.

      PFPC Trust Company ("PFPC Trust") serves as the Fund's custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% of the first $200 million of the Fund's average weekly total managed assets, 0.008% of the next $300 million of the Fund's average weekly total managed assets, 0.006% of the next $500 million of the Fund's average weekly total managed assets and 0.005% of the Fund's average weekly total managed assets above $1 billion.

      The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $150 for each telephone meeting. The Audit Committee Chairman receives an additional annual fee of $2,500. The Fund also reimburses all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
              ------------------------------------------------------------------

      The Fund currently pays the Adviser a fee of $37,500 per annum for Chief Compliance Officer services and reimburses out-of-pocket expenses incurred in connection with providing services in this role.

4.    PURCHASES AND SALES OF SECURITIES

      For the year ended  November 30, 2007,  the cost of purchases and proceeds
from  sales  of  securities   excluding   short-term   investments,   aggregated
$124,177,495 and $125,000,638, respectively.

      At November 30, 2007, the aggregate cost of securities for federal income tax purposes was $201,901,719, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,168,242 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $20,734,410.

      Written option transactions during the year ended November 30, 2007, are summarized as follows:

                                                          CONTRACT    PREMIUMS
                                                          AMOUNTS     RECEIVED
                                                          --------------------
  Written options outstanding at beginning of year ....          0   $       0
  ----------------------------------------------------------------------------
  Options Opened ......................................        200     163,113
  Options Exercised ...................................          0           0
  Options Expired .....................................          0           0
  Options Closed ......................................       (200)   (163,113)
  ----------------------------------------------------------------------------
  Written options outstanding at end of year ..........          0   $       0

5.    COMMON STOCK

      At November 30, 2007, 240,000,000 shares of $0.01 par value Common Stock were authorized.

      Common Stock transactions were as follows:

                                                        YEAR ENDED           YEAR ENDED
                                                         11/30/07             11/30/06
                                                    ------------------   ------------------
                                                    SHARES    AMOUNT     SHARES    AMOUNT
                                                    ------   ---------   ------   ---------
Shares issued under the Dividend Reinvestment and
   Cash Purchase Plan ...........................   48,835   $ 591,605   18,787   $ 231,696
                                                    ------   ---------   ------   ---------

6.    MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R))

      The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The MMP(R) is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of MMP(R) are cumulative.

      The Fund is required to meet certain asset coverage tests with respect to the MMP(R). If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, MMP(R) at a redemption price of $100,000 per share plus an amount equal to the

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------

accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

      If the Fund allocates any net gains or income ineligible for the dividends received deduction to shares of the MMP(R), the Fund is required to make additional distributions to MMP(R) Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the dividends received deduction.

      An auction of the MMP(R) is generally held every 49 days. Existing MMP(R) Shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. MMP(R) Shareholders may also trade shares in the secondary market, if any, between auction dates.

      At November 30, 2007, 700 shares of MMP(R) were outstanding at the annualized rate of 5.10%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

7.    PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

      The Fund invests primarily in a diversified portfolio of preferred securities. This includes traditional preferred stocks eligible for the inter-corporate dividends received deduction ("DRD") and fully taxable preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its total assets in securities issued by companies in the utility industry and a significant percentage, but no more than 25% of its total assets, in securities issued by companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives.

      The Fund may invest up to 25% of its assets at the time of purchase in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or, if unrated, judged to be comparable in quality by the Adviser, in any case, at the time of purchase. However, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

      The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
              ------------------------------------------------------------------

      In addition to foreign money market securities, the Fund may invest up to 30% of its total assets in the securities of companies organized or having their principal place of business outside the United States. All foreign securities held by the Fund will be denominated in U.S. dollars.

8.    SPECIAL INVESTMENT TECHNIQUES

      The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its investment policies, involving any or all of the following: short sales of securities, futures contracts, interest rate swaps, swap futures, options on futures contracts, options on securities, swaptions and certain credit derivative transactions, including, but not limited to, the purchase and sale of credit protection. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps, swaptions, and credit default swaps may expose the Fund to greater credit, operations, liquidity, and valuation risk than is the case with regulated, exchange traded futures and options. These transactions are used for hedging or other appropriate risk-management purposes, or, under certain other circumstances, to increase return. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

9.    SECURITIES  LENDING

      The Fund may lend up to 15% of its total assets (including the value of the loan collateral) to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of November 30, 2007, the market value of securities loaned by the Fund was $1,554,030. The loans were secured with collateral of $1,448,200. The amount of collateral required changes each day with the change in the value of the securities on loan. The under-collateralization as of November 30, 2007 was caused by such changes in value, and the collateral amount was properly adjusted according to the Fund's procedures the next business day. Income from securities lending for the year ended November 30, 2007 was $8,886 and is included in interest income on the Statement of Operations.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated:

      We have audited the accompanying statement of assets and liabilities of Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated, including the portfolio of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated as of November 30, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Boston, Massachusetts
January 18, 2008

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                       SUPPLEMENTARY TAX INFORMATION (UNAUDITED)
              ------------------------------------------------------------------

      Distributions to Common Stock and MMP(R) Shareholders are characterized as follows for purposes of Federal income taxes:

      FISCAL YEAR 2007

                                 INDIVIDUAL SHAREHOLDER   CORPORATE SHAREHOLDER
                                 ----------------------   ---------------------
                                             ORDINARY                ORDINARY
                                   QDI        INCOME        DRD       INCOME
                                 -------   ------------   -------   -----------
      MMP(R) and Common Stock      71.20%         28.80%    61.50%        38.50%

      CALENDAR YEAR 2007

                                 INDIVIDUAL SHAREHOLDER   CORPORATE SHAREHOLDER
                                 ----------------------   ---------------------
                                             ORDINARY                ORDINARY
                                   QDI        INCOME        DRD       INCOME
                                 -------   ------------   -------   -----------
      MMP(R)                       71.23%         28.77%    61.50%        38.50%
      Common Stock                 70.57%         29.43%    60.56%        39.44%

      Qualified Dividend Income ("QDI") distributions are taxable at a maximum 15% personal tax rate.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED)
------------------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

      Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in their own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange ("NYSE") or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

      Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the year ended November 30, 2007, $998 in brokerage commissions were incurred.

      The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
              ------------------------------------------------------------------

      In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PFPC Inc. under the Plan.

      A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc., or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold Common Stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

      The  Plan is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

PROXY VOTING POLICIES AND PROXY VOTING RECORD ON FORM N-PX

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th no later than August 31st of each year. The Fund filed its latest Form N-PX with the Securities and Exchange Commission ("SEC") on August 27, 2007. This filing, as well as the Fund's proxy voting policies and procedures, are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710 and (ii) on the SEC's website at WWW.SEC.GOV. In addition, the Fund's proxy voting policies and procedures are available on the Fund's website at WWW.PREFERREDINCOME.COM.

PORTFOLIO SCHEDULE ON FORM N-Q

      The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q, the latest of which was filed for the quarter ended August 31, 2007. The Fund's Form N-Q is available on the SEC's website at www.sec.gov or may be viewed and obtained from the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Section may be obtained by calling 1-800-SEC-0330.

PORTFOLIO MANAGEMENT TEAM

      In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
------------------------------------------------------------------

CERTIFICATIONS

      Included in the Annual Written  Affirmation  submitted to the NYSE, Donald
F. Crumrine, as the Fund's Chief Executive Officer, has certified that, as of May 16, 2007, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

MODIFICATION TO NON-FUNDAMENTAL INVESTMENT POLICY

      In 2007, the Board of Directors approved a change regarding the Fund's non-fundamental investment policy of investing in securities issued by other investment companies (including money market mutual funds). The Fund may now invest in shares of other investment companies subject to the limitations of the Investment Company Act of 1940 and the rules and regulations thereunder. To the extent that investment advisory or brokerage expenses or other fees or expenses of any investment company are reflected in the price of its shares held in the Fund's portfolio, there will be duplication of expenses.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
              ------------------------------------------------------------------

                                                                        PRINCIPAL        NUMBER OF FUNDS
                                                TERM OF OFFICE        OCCUPATION(S)      IN FUND COMPLEX
NAME, ADDRESS,                POSITION(S)        AND LENGTH OF         DURING PAST           OVERSEEN         OTHER DIRECTORSHIPS
AND AGE                      HELD WITH FUND      TIME SERVED*           FIVE YEARS         BY DIRECTOR         HELD BY DIRECTOR**
--------------------------   --------------   ------------------   -------------------   ---------------   -------------------------
NON-INTERESTED
DIRECTORS:

DAVID GALE                      Director       Class I Director    President and CEO            4          Metromedia International
Delta Dividend Group, Inc.                           since         of Delta Dividend                       Group, Inc.
220 Montgomery Street                            January 1997      Group, Inc.                             (telecommunications)
Suite 426                                                          (investments)
San Francisco, CA 94104
Age: 58

MORGAN GUST                     Director      Class III Director   Owner and operator           4          CoBiz Financial, Inc.
301 E. Colorado Boulevard                            since         of various entities                     (financial services)
Suite 720                                        February 1992     engaged in
Pasadena, CA 91101                                                 agriculture and
Age: 60                                                            real estate; Former
                                                                   President of Giant
                                                                   Industries, Inc.
                                                                   (petroleum refining
                                                                   and marketing)
                                                                   since March 2002

KAREN H. HOGAN+                 Director      Class III Director   Retired; Community           4
301 E. Colorado Boulevard                            since         Volunteer; from
Suite 720                                         April 2005       September 1985 to
Pasadena, CA 91101                                                 January 1997,
Age: 46                                                            Senior Vice
                                                                   President of
                                                                   Preferred Stock
                                                                   Origination at
                                                                   Lehman Brothers and
                                                                   previously, Vice
                                                                   President of New
                                                                   Product Development

----------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

            CLASS I DIRECTOR - three year term expires at the Fund's 2009 Annual Meeting of Shareholders;
            director may continue in office until his successor is duly elected and qualified.

            CLASS II DIRECTORS - three year term expires at the Fund's 2010 Annual Meeting of Shareholders;
            directors may continue in office until their successors are duly elected and qualified.

            CLASS III DIRECTORS - three year term expires at the Fund's 2008 Annual Meeting of Shareholders;
            directors may continue in office until their successors are duly elected and qualified.

** Each Director also serves as a Director for Flaherty & Crumrine Preferred Income Fund, Flaherty & Crumrine/Claymore Preferred Securities Income Fund, and Flaherty & Crumrine/Claymore Total Return Fund.

+ As a Director, represents holders of shares of the Fund's Money Market Cumulative Preferred(TM) Stock.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
------------------------------------------------------------------

                                                                       PRINCIPAL         NUMBER OF FUNDS
                                              TERM OF OFFICE         OCCUPATION(S)       IN FUND COMPLEX
NAME, ADDRESS,                POSITION(S)      AND LENGTH OF          DURING PAST            OVERSEEN         OTHER DIRECTORSHIPS
AND AGE                     HELD WITH FUND     TIME SERVED*            FIVE YEARS          BY DIRECTOR        HELD BY DIRECTOR**
-------------------------   --------------   -----------------   ---------------------   ----------------   ----------------------
NON-INTERESTED
DIRECTORS:

ROBERT F. WULF                 Director      Class II Director   Financial Consultant;          4
P.O. Box 753                   and Audit           since         Trustee, University
Neskowin, OR 97149             Committee       February 1992     of Oregon Foundation;
Age: 70                        Chairman                          Trustee, San
                                                                 Francisco Theological
                                                                 Seminary

INTERESTED
DIRECTOR:

DONALD F. CRUMRINE+, ++        Director,     Class II Director   Chairman of the Board          4
301 E. Colorado Boulevard     Chairman of          since         and Director of
Suite 720                   the Board and      February 1992     Flaherty & Crumrine
Pasadena, CA 91101               Chief                           Incorporated
Age: 60                        Executive
                                Officer

----------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

            CLASS I DIRECTOR - three year term expires at the Fund's 2009 Annual Meeting of Shareholders;
            director may continue in office until his successor is duly elected and qualified.

            CLASS II DIRECTORS - three year term expires at the Fund's 2010 Annual Meeting of Shareholders;
            directors may continue in office until their successors are duly elected and qualified.

            CLASS III DIRECTORS - three year term expires at the Fund's 2008 Annual Meeting of Shareholders;
            directors may continue in office until their successors are duly elected and qualified.

** Each Director also serves as a Director for Flaherty & Crumrine Preferred Income Fund, Flaherty & Crumrine/Claymore Preferred Securities Income Fund, and Flaherty & Crumrine/Claymore Total Return Fund.

+ As a Director, represents holders of shares of the Fund's Money Market Cumulative Preferred(TM) Stock.

++ "Interested person" of the Fund as defined in the Investment Company Act of 1940, as amended. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated, which acts as the Fund's investment adviser.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
              ------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                  TERM OF OFFICE                    OCCUPATION(S)
NAME, ADDRESS,                  POSITION(S)        AND LENGTH OF                     DURING PAST
AND AGE                        HELD WITH FUND      TIME SERVED                       FIVE YEARS
-------------------------   -------------------   --------------   ----------------------------------------------
OFFICERS:

ROBERT M. ETTINGER               President            Since        President and Director of Flaherty & Crumrine
301 E. Colorado Boulevard                         October 2002     Incorporated
Suite 720
Pasadena, CA 91101
Age: 49

R. ERIC CHADWICK              Chief Financial         Since        Director of Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard      Officer, Vice      October 2002     since June 2006; Vice President of Flaherty &
Suite 720                      President and                       Crumrine Incorporated
Pasadena, CA 91101               Treasurer
Age: 32

CHAD C. CONWELL               Chief Compliance        Since        Chief Compliance Officer of Flaherty &
301 E. Colorado Boulevard      Officer, Vice        July 2005      Crumrine Incorporated since September 2005;
Suite 720                      President and                       Vice President of Flaherty & Crumrine
Pasadena, CA 91101               Secretary                         Incorporated since July 2005; Attorney with
Age: 35                                                            Paul, Hastings, Janofsky & Walker LLP from
                                                                   September 1998 to June 2005

BRADFORD S. STONE              Vice President         Since        Director of Flaherty & Crumrine Incorporated
392 Springfield Avenue         and Assistant        July 2003      since June 2006; Vice President of Flaherty &
Mezzanine Suite                  Treasurer                         Crumrine Incorporated since May 2003; Director
Summit, NJ 07901                                                   of U.S. Market Strategy at Barclays Capital
Age: 48                                                            from June 2001 to April 2003

LAURIE C. LODOLO                 Assistant            Since        Assistant Compliance Officer of Flaherty &
301 E. Colorado Boulevard        Compliance         July 2004      Crumrine Incorporated since August 2004;
Suite 720                    Officer, Assistant                    Secretary of Flaherty & Crumrine Incorporated
Pasadena, CA 91101             Treasurer and                       since February 2004; Account Administrator of
Age: 44                     Assistant Secretary                    Flaherty & Crumrine Incorporated

DIRECTORS
   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME
   OPPORTUNITY FUND?

   o     If your shares are held in a Brokerage Account, contact your Broker.

   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --
                  PFPC Inc.
                  P.O. Box 43027
                  Providence, RI 02940-3027
                  1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                               Flaherty & Crumrine
                    [LOGO]     ===================
                                PREFERRED INCOME
                                OPPORTUNITY FUND

                                     Annual
                                     Report

                                November 30, 2007

                             www.preferredincome.com

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that David Gale, Karen H. Hogan and Robert F. Wulf are each qualified to serve as an audit committee financial expert serving on its audit committee and that they all are "independent," as defined by the Securities and Exchange Commission.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $40,600 for 2007 and $38,700 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
          (a) of this Item are $0 for 2007 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,300 for 2007 and $6,800 for 2006.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $15,100 for 2007 and $13,300 for 2006. These services consist of the principal accountant providing a "Quarterly Agreed-Upon-Procedures Report on Articles Supplementary". These Agreed-Upon-Procedures ("AUP") are requirements arising from the Articles Supplementary creating the Fund's preferred stock. Specifically, the credit rating agencies require such AUP be undertaken in order to maintain the preferred stock's rating.

  (e)(1) The Fund's Audit Committee Charter states that the Audit Committee shall have the duty and power to pre-approve all audit and non-audit services to be provided by the auditors to the Fund, and all non-audit services to be provided by the auditors to the Fund's investment adviser and any service providers controlling, controlled by or under common control with the Fund's investment adviser that provide ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund.


  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d)  0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are:
David Gale, Morgan Gust, Karen H. Hogan, and Robert F. Wulf.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                  ADVISER PROXY VOTING POLICIES AND PROCEDURES

Flaherty & Crumrine Incorporated ("F&C") acts as discretionary investment adviser for various clients, including the following six pooled investment vehicles (the "Funds"):

As adviser to the "U.S. Funds"      Flaherty & Crumrine Preferred Income Fund
                                    Flaherty & Crumrine Preferred Income Opportunity Fund
                                    Flaherty & Crumrine/Claymore Preferred Securities Income Fund
                                    Flaherty & Crumrine/Claymore Total Return Fund

As sub-adviser
to the "Canadian Funds"             Flaherty & Crumrine Investment Grade Fixed Income Fund
                                    Flaherty & Crumrine Investment Grade Preferred Fund

F&C's authority to vote proxies for its clients is established through the delegation of discretionary authority under its investment advisory contracts and the U.S. Funds have adopted these policies and procedures for themselves


PURPOSE

These policies and procedures are designed to satisfy F&C's duties of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients.

In connection with this objective, these policies and procedures are designed to deal with potential complexities which may arise in cases where F&C's interests conflict or appear to conflict with the interests of its clients.

These policies and procedures are also designed to communicate with clients the methods and rationale whereby F&C exercises proxy voting authority.

This document is available to any client or Fund shareholder upon request and F&C will make available to such clients and Fund shareholders the record of F&C's votes promptly upon request and to the extent required by Federal law and regulations.


FUNDAMENTAL STANDARD

F&C will be guided by the principle that, in those cases where it has proxy voting authority, it will vote proxies, and take such other corporate actions, consistent with the interest of its clients in a manner free of conflicts of interest with the objective of client wealth maximization.


GENERAL

F&C has divided its discussion in this document into two major categories: voting with respect to common stock and voting with respect to senior equity, e.g., preferred stock and similar securities. In those events where F&C may have to take action with respect to debt, such as in the case of amendments of covenants or in the case of default, bankruptcy, reorganization, etc., F&C will apply the same principles as would apply to common or preferred stock, mutatis mutandis.

These policies and procedures apply only where the client has granted discretionary authority with respect to proxy voting. Where F&C does not have authority, it will keep appropriate written records evidencing that such discretionary authority has not been granted.

F&C may choose not to keep written copies of proxy materials that are subject to SEC regulation and maintained in the SEC's EDGAR database. In other instances, F&C will keep appropriate written records in its files or in reasonably accessible storage.

Similarly, F&C will keep in its files, or reasonably accessible storage, work papers and other materials that were significant to F&C in making a decision how to vote.

For purposes of decision making, F&C will assume that each ballot for which it casts votes is the only security of an issuer held by the client. Thus, when casting votes where F&C may have discretionary authority with regard to several different securities of the same issuer, it may vote securities "in favor" for those securities or classes where F&C has determined the matter in question to be beneficial while, at the same time, voting "against" for those securities or classes where F&C has determined the matter to be adverse. Such cases occasionally arise, for example, in those instances where a vote is required by both common and preferred shareholders, voting as separate classes, for a change in the terms regarding preferred stock issuance.

F&C will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. F&C may consult with such other experts, such as CPA's, investment bankers, attorneys, etc., as it regards necessary to help it reach informed decisions.

Absent good reason to the contrary, F&C will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

With regard to those shareholder-originated proposals which are typically described as "social, environmental, and corporate responsibility" matters, F&C will typically give weight to management's recommendations and vote against such shareholder proposals, particularly if the adoption of such proposals would bring about burdens or costs not borne by those of the issuer's competitors.

In cases where the voting of proxies would not justify the time and costs involved, F&C may refrain from voting. From the individual client's perspective, this would most typically come about in the case of small holdings, such as might arise in connection with spin-offs or other corporate reorganizations. From the perspective of F&C's institutional clients, this envisions cases (1) as more fully described below where preferred and common shareholders vote together as a class or (2) other similar or analogous instances.

Ultimately, all voting decisions are made on a case-by-case basis, taking relevant considerations into account.


VOTING OF COMMON STOCK PROXIES

F&C categorizes matters as either routine or non-routine, which definition may or may not precisely conform to the definitions set forth by securities exchanges or other bodies categorizing such matters. Routine matters would include such things as the voting for directors and the ratification of auditors and most shareholder proposals regarding social, environmental, and corporate responsibility matters. Absent good reason to the contrary, F&C normally will vote in favor of management's recommendations on these routine matters.

Non-routine matters might include, without limitation, such things as (1) amendments to management incentive plans, (2) the authorization of additional common or preferred stock, (3) initiation or termination of barriers to takeover or acquisition, (4) mergers or acquisitions, (5) changes in the state of incorporation, (6) corporate reorganizations, and (7) "contested" director slates. In non-routine matters, F&C, as a matter of policy, will attempt to be generally familiar with the questions at issue. This will include, without limitation, studying news in the popular press, regulatory filings, and competing proxy solicitation materials, if any. Non-routine matters will be voted on a case-by-case basis, given the complexity of many of these issues.


VOTING OF PREFERRED STOCK PROXIES

Preferred stock, which is defined to include any form of equity senior to common stock, generally has voting rights only in the event that the issuer has not made timely payments of income and principal to shareholders or in the event that a corporation desires to effectuate some change in its articles of incorporation which might modify the rights of preferred stockholders. These are non-routine in both form and substance.

In the case of non-routine matters having to do with the modification of the rights or protections accorded preferred stock shareholders, F&C will attempt, wherever possible, to assess the costs and benefits of such modifications and will vote in favor of such modifications only if they are in the bests interests of preferred shareholders or if the issuer has offered sufficient compensation to preferred stock shareholders to offset the reasonably foreseeable adverse consequences of such modifications. A similar type of analysis would be made in the case where preferred shares, as a class, are entitled to vote on a merger or other substantial transaction.

In the case of the election of directors when timely payments to preferred shareholders have not been made ("contingent voting"), F&C will cast its votes on a case-by-case basis after investigation of the qualifications and independence of the persons standing for election.

Routine matters regarding preferred stock are the exception, rather than the rule, and typically arise when the preferred and common shareholders vote together as a class on such matters as election of directors. F&C will vote on a case-by-case basis, reflecting the principles set forth elsewhere in this document. However, in those instances (1) where the common shares of an issuer are held by a parent company and (2) where, because of that, the election outcome is not in doubt, F&C does not intend to vote such proxies since the time and costs would outweigh the benefits.


ACTUAL AND APPARENT CONFLICTS OF INTEREST

Potential conflicts of interest between F&C and F&C's clients may arise when F&C's relationships with an issuer or with a related third party conflict or appear to conflict with the best interests of F&C's clients.

F&C will indicate in its voting records available to clients whether or not a material conflict exists or appears to exist. In addition, F&C will communicate with the client (which means the independent Directors or Director(s) they may so designate in the case of the U.S. Funds and the investment adviser in the case of the Canadian Funds) in instances when a material conflict of interest may be apparent. F&C must describe the conflict to the client and state F&C's voting recommendation and the basis therefor. If the client considers there to be a reasonable basis for the proposed vote notwithstanding the conflict or, in the case of the Funds, that the recommendation was not affected by the conflict (without considering the merits of the proposal), F&C will vote in accordance with the recommendation it had made to the client.

In all such instances, F&C will keep reasonable documentation supporting its voting decisions and/or recommendations to clients.


AMENDMENT OF THE POLICIES AND PROCEDURES

These policies and procedures may be modified at any time by action of the Board of Directors of F&C but will not become effective, in the case of the U.S. Funds, unless they are approved by majority vote of the non-interested directors of the U.S. Funds. Any such modifications will be sent to F&C's clients by mail and/or other electronic means in a timely manner. These policies and procedures, and any amendments hereto, will be posted on the U.S. Funds' websites and will be disclosed in reports to shareholders as required by law.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The following paragraphs provide certain information with respect to the portfolio managers of the Fund and the material conflicts of interest that may arise in connection with their management of the investments of the Fund, on the one hand, and the investments of other client accounts for which they have responsibility, on the other hand. Certain other potential conflicts of interest with respect to personal trading and proxy voting are discussed above under "Item 2 - Codes of Ethics" and "Item 7 - Proxy Voting Policies."


(a)(1)
PORTFOLIO MANAGERS

R. Eric Chadwick, Donald F. Crumrine, Robert M. Ettinger and Bradford S. Stone jointly serve as the Portfolio Managers of the Fund. Additional biographical information about the portfolio managers is available in the Annual Report included in Response to Item 1 above.

(a)(2)
OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The tables below illustrate other accounts where each of the above-mentioned four portfolio managers has significant day-to-day management responsibilities as of November 30, 2007:


                                                                                                                   # of Accounts
                                                                                  Total                          Managed for which
       Name of Portfolio Manager or                                           # of Accounts    Total Assets       Advisory Fee is
                Team Member                      Type of Accounts                Managed            (mm)       Based on Performance
                -----------                      ----------------                -------            ----       --------------------
1.      Donald F. Crumrine              Other Registered Investment                 3               1,873                0
                                        Companies:
                                        Other Pooled Investment Vehicles:           2                 341                0
                                        Other Accounts:                             21              1,391                0


2.    Robert M. Ettinger                Other Registered Investment                 3               1,873                0
                                        Companies:
                                        Other Pooled Investment Vehicles:           2                 341                0
                                        Other Accounts:                             21              1,391                0

3.   R. Eric Chadwick                   Other Registered Investment                 3               1,873                0
                                        Companies:
                                        Other Pooled Investment Vehicles:           2                 341                0
                                        Other Accounts:                             21              1,391                0

4.   Bradford S. Stone                  Other Registered Investment                 3               1,873                0
                                        Companies:
                                        Other Pooled Investment Vehicles:           2                 341                0
                                        Other Accounts:                             21              1,391                0

POTENTIAL CONFLICTS OF INTEREST

In addition to the Fund, the Portfolio Managers jointly manage accounts for three other closed-end funds, two Canadian funds and other institutional clients. As a result, potential conflicts of interest may arise as follows:

     o ALLOCATION OF LIMITED TIME AND ATTENTION. The Portfolio Managers may devote unequal time and attention to the management of all accounts. As a result, the Portfolio Managers may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if they were to devote substantially more attention to the management of one account.

     o ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the Portfolio Managers identify an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among other accounts.

     o PURSUIT OF DIFFERING STRATEGIES. At times, the Portfolio Managers may determine that an investment opportunity may be appropriate for only some accounts or may decide that certain of these accounts should take differing positions (i.e., may buy or sell the particular security at different times or the same time or in differing amounts) with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

     o VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differ among accounts. While the Adviser only charges fees based on assets under management and does not receive a performance fee from any of its accounts, and while it strives to maintain uniform fee schedules, it does have different fee schedules based on the differing advisory services required by some accounts. Consequently, though the differences in such fee rates are slight, the Portfolio Managers may be motivated to favor certain accounts over others. In addition, the desire to maintain assets under management or to derive other rewards, financial or otherwise, could influence the Portfolio Managers in affording preferential treatment to those accounts that could most significantly benefit the Adviser.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

(a)(3)
PORTFOLIO MANAGER COMPENSATION

Compensation is paid solely by the Adviser. Each Portfolio Manager receives the same fixed salary. In addition, each Portfolio Manager receives a bonus based on peer reviews of his performance and the total net investment advisory fees received by Flaherty & Crumrine (which are in turn based on the value of its assets under management). The Portfolio Managers do not receive deferred compensation, but participate in a profit-sharing plan available to all employees of the Adviser; amounts are determined as a percentage of the employee's eligible compensation for a calendar year based on IRS limitations. Each Portfolio Manager is also a shareholder of Flaherty & Crumrine and receives quarterly dividends based on his equity interest in the company.

(a)(4)
DISCLOSURE OF SECURITIES OWNERSHIP

The following indicates the dollar range of beneficial ownership of shares by each Portfolio Manager as of November 30, 2007:

              -------------------------------------------------------------
                                             Dollar Range of Fund Shares
                          Name                   Beneficially Owned*
              -------------------------------------------------------------
                 Donald F. Crumrine              $100,001 to $500,000
              -------------------------------------------------------------
                 Robert M. Ettinger              $100,001 to $500,000
              -------------------------------------------------------------
                 R. Eric Chadwick                $100,001 to $500,000
              -------------------------------------------------------------
                 Bradford S. Stone               $100,001 to $500,000
              -------------------------------------------------------------

*INCLUDES 8,603 SHARES HELD BY FLAHERTY & CRUMRINE INCORPORATED OF WHICH EACH PORTFOLIO MANAGER HAS BENEFICIAL OWNERSHIP.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Donald F. Crumrine
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date              1/29/2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Donald F. Crumrine
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date              1/29/2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ R. Eric Chadwick
                         -------------------------------------------------------
                         R. Eric Chadwick, Chief Financial Officer, Treasurer, and Vice President
                         (principal financial officer)

Date              1/29/2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.